                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157

                  Eaton Vance California Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09143

                   Eaton Vance Florida Municipal Income Trust
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09147

                Eaton Vance Massachusetts Municipal Income Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09153

                   Eaton Vance Michigan Municipal Income Fund
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09155

                  Eaton Vance New Jersey Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09145

                   Eaton Vance New York Municipal Income Trust
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09149

                     Eaton Vance Ohio Municipal Income Trust
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09151

                 Eaton Vance Pennsylvania Municipal Income Fund
                 ----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                November 30, 2003
                                -----------------
                             Date of Fiscal Year End

                                  May 31, 2003
                                  ------------
                            Date of Reporting Period

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

[GRAPHIC]

[EATON VANCE LOGO(R)]

MANAGED INVESTMENTS

EDUCATION


SEMIANNUAL REPORT MAY 31, 2003


EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CALIFORNIA

FLORIDA

MASSACHUSETTS

MICHIGAN

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Municipal Income Trusts as of May 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
PRESIDENT

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

Quality spreads: compensation for added credit risk...

The term "quality spread" refers to the difference in yields between bonds of varying quality, but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

Spread fluctuations are influenced by a variety of factors...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

Spreads constitute a key factor in investment decisions...

Quality spreads have a significant influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                                       Sincerely,

                                                       /s/ Thomas J. Fetter

                                                       Thomas J. Fetter
                                                       President
                                                       July 11, 2003

SHARES OF THE TRUSTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

MARKET RECAP

The U.S. economy, which has slumped badly in recent years, remained sluggish in the first half of 2003, although there were sporadic signs of improvement. A continued decline in interest rates to their lowest level in 45 years helped fuel rallies in the financial markets. The conclusion of official hostilities in Iraq and the passage of a Tax Bill gave investors added confidence. Capital spending remained well below past recovery rates, although some businesses indicated that they were starting to commit new investment toward equipment.

While there were signs of spotty growth, the overall economy failed to gain traction...

The manufacturing sector turned in a mixed showing, characterized by weak demand. The auto and textile areas registered declines, while construction and defense-related manufacturing were fairly strong. Boosted by the lowest mortgage rates in a decade, the construction sector was fairly strong. Growth was limited to the residential segment, however, as commercial investment continued to slump. Consumer spending remained lackluster despite a modest rebound in retail activity following the end of the war in Iraq. However, retail sales were below the levels of a year earlier.

The Federal Reserve maintained an accommodative monetary policy...

Gross Domestic Product expanded 1.9% in the first quarter of 2003, following a 1.4% rise in the fourth quarter of 2002. As the economy struggled, businesses reported more layoffs in response to still-weak demand. The nation's unemployment rate climbed to 6.1% in May 2003, the highest monthly jobless rate since July 1994. Not surprisingly, inflation has remained quite tame. In fact, many economists have pointed to DE-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture. The Federal Funds rate - a key short-term interest rate barometer - stood at 1.25%, at May 31, 2003 and was lowered to 1.00%, a 45-year low in June. Ten-year Treasury bond yields - which were 5.04% at May 31, 2002 - declined to 3.39% by May 31, 2003, in response to the tepid economy. The sharp decline in rates was greeted warmly by investors wary of the volatile equity markets and helped to sustain a rally in bonds. The Lehman Brothers Municipal Bond Index had a total return of 6.46% for the six months ended May 31, 2003.*

[CHART]

MUNICIPAL BOND YIELDS EXCEEDED TREASURY YIELDS

30-year AAA-rated
General Obligations (GO) Bonds*    4.65%

Taxable equivalent yield
in 35.0% tax bracket               7.15%

30-Year Treasury bond              4.39%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

* GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY [ILLEGIBLE] OF THE TRUSTS' YIELD. STATISTICS AS OF MAY 31, 2003.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG L.P.

While Federal Tax rates have fallen, state taxes have been on the rise...

While interest rates remain near historical lows, the likelihood of a sharp increase in rates in the near term is fairly remote. Core inflation - the major nemesis of the bond market - has been dealt a blow by a weak economy and, importantly, by the longer-term influence of global competition. Meanwhile, the rationale for tax-exempt income remains intact. Even as federal tax rates have been reduced, state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls. As a result, we believe that municipal bonds will continue to merit a place in the investment portfolios of tax-conscious investors.

  *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

Eaton Vance California Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
PORTFOLIO MANAGER

Management Discussion

- California's economic outlook has been complicated by the state's enormous budget deficit. State and local governments have instituted furloughs and wage cuts to deal with anticipated revenue shortfalls. Meanwhile, consumer confidence weakened amid a stagnant technology outlook. The state's May 2003 jobless rate was 6.6%, unchanged from a year ago.

- Insured* general obligations (GOs) constituted the Trust's largest sector weighting at May 31, 2003. Given the state's budgetary issues, the insured* nature of the bonds adds an additional layer of protection, with these bonds representing a dependable revenue stream.

- Insured* transportation bonds remained a large investment for the Trust. Given the state's vast geography, the efficient transport of passengers and freight is a key segment of California's economy. The Trust's investments included issues for ports, airport authorities, mass transit and selected Puerto Rico highway issues.

- Special tax revenue bonds constituted a major commitment for the Trust and provided an attractive income source. These issues financed a broad array of public programs such as road construction and water facilities.

- The Trust was well served by its broad diversification. In addition to diversifying according to issuer, sector and insurer, management had a mixed coupon allocation, balancing income-oriented higher-coupons with performance-minded low- and zero-coupons.

Trust Statistics(1)

- Number of Issues:                     79
- Effective Maturity:                   9.9 years
- Average Rating:                       AA
- Average Call:                         9.0 years
- Average Dollar Price:                 $ 97.78

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 14.25% for the six months ended May 31, 2003. That return was the result of an increase in share price from $13.66 on November 30, 2002 to $15.09 on May 31, 2003, and the reinvestment of $0.476 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 13.27% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.59 on November 30, 2002 to $15.98 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.09, the Trust had a market yield of 6.31% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 10.70%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            62.4%
AA              4.4%
A              14.4%
BBB             6.4%
Non-Rated      12.4%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           12.41%
Life of Trust (1/29/99)             6.26

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           21.31%
Life of Trust (1/29/99)             7.67

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Insured - General Obligations*     21.8%
Insured - Transportation*          19.0%
Special Tax Revenue                18.8%
Insured - Water & Sewer*           14.8%
Hospital                           14.6%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 41.05% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Florida Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
PORTFOLIO MANAGER

Management Discussion

- Florida's economy posted modest growth in the first half of 2003. Construction activity was strong, driven by low interest rates. However, while somewhat improved, the performance of Florida's travel and tourism industry has not yet returned to 2000 levels. The state's jobless rate was 5.1% in May 2003, down from 5.5% a year ago.

- Insured* transportation bonds were the Trust's largest weighting at May 31, 2003. Transportation facilities are a key element of Florida's tourism economy, and provide the infrastructure needed for the state's continuing population growth. The Trust's holdings included issues for airports, port facilities and highways.

- Management maintained a large exposure to essential services bonds, including insured* water and sewer bonds. These bonds are backed by revenues from water and sewer bill payments, which tend to be relatively stable compared to cyclical sources of income.

- Insured* special tax revenue bonds constituted another major investment for the Trust. These issues provided local communities a financing mechanism for a wide variety of public initiatives, including utility, water and road projects.

- Management continued its efforts to upgrade the Trust's call protection. As rates decline, there is a growing likelihood that some bonds may be called prior to maturity, causing the proceeds to be invested at lower interest rates. That has increased the importance of maintaining good call protection.

Trust Statistics(1)

- Number of Issues:                     70
- Effective Maturity:                   8.5 years
- Average Rating:                       AA
- Average Call:                         6.9 years
- Average Dollar Price:                 $ 106.55

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 12.99% for the six months ended May 31, 2003. That return was the result of an increase in share price from $14.40 on November 30, 2002 to $15.75 on May 31, 2003, and the reinvestment of $0.494 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 11.09% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.73 on November 30, 2002 to $15.84 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.75, the Trust had a market yield of 6.27% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 9.65%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            62.1%
AA             11.4%
A               5.6%
BBB             4.2%
CCC             0.3%
Non-Rated      16.4%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           20.36%
Life of Trust (1/29/99)             7.38

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           18.75%
Life of Trust (1/29/99)             7.52

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Insured - Transportation*          23.0%
Insured - Water & Sewer*           20.3%
Insured - Special Tax Revenue*     13.9%
Hospital                           11.8%
Insured - Miscellaneous*           11.6%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal income and state intangibles tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 35.00% combined federal and state intangibles tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Massachusetts Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]
PORTFOLIO MANAGER

Management Discussion

- The Massachusetts economy struggled in early 2003. Manufacturing of consumer durables was especially weak, while slow technology sales reflected slow capital spending. Temporary staffing showed some growth, as weary employers opted for outsourcing. The Commonwealth's May 2003 jobless rate was 5.5%, lower than the national rate, but above the 5.1% rate of a year ago.

- The education and insured* education sectors are characteristically regarded as defensive in a slowing economy. The Trust focused on bonds of well-regarded institutions - at the university and secondary level - with continuing strong applicant demand.

- Hospital bonds represented a large commitment for the Trust. The competitive Massachusetts hospital market has felt increasing pressure to reduce costs. The Trust emphasized institutions with sound financial structures, good management and the ability to offer attractive health care specialties.

- Insured* transportation bonds remained significant investments. The Trust's transportation holdings included issues for the Commonwealth's turnpike authority, which enjoys fairly consistent toll revenues in any economic environment.

- The Trust generally avoided obligations of the Commonwealth, which may be subject to downgrades of credit ratings. In addition, management took advantage of strong retail demand to sell selected coupons and adjust the overall coupon structure of the Trust.

Trust Statistics(1)

- Number of Issues:                     60
- Effective Maturity:                   9.9 years
- Average Rating:                       AA-
- Average Call:                         7.8 years
- Average Dollar Price:                 $ 102.74

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 7.20% for the six months ended May 31, 2003. That return was the result of an increase in share price from $15.51 on November 30, 2002 to $16.10 on May 31, 2003, and the reinvestment of $0.482 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 12.41% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.35 on November 30, 2002 to $15.62 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $16.10, the Trust had a market yield of 5.99% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 9.73%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            51.0%
AA              5.8%
A              18.6%
BBB            14.3%
BB              1.1%
Non-Rated       9.2%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           16.79%
Life of Trust (1/29/99)             7.80

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           20.44%
Life of Trust (1/29/99)             7.05

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Education                          30.2%
Hospital                           21.7%
Insured - Education*               18.2%
Insured - Transportation*          14.5%
Insured - General Obligations*     12.7%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 38.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions. Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Michigan Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF WILLIAM H. AHERN]
PORTFOLIO MANAGER

Management Discussion

- Michigan's economy reflected the uncertainties seen elsewhere in the nation. Manufacturing growth was uneven, as the key auto industry battled rising inventories. Home-building was a source of strength, although commercial construction remained weak. The state's May 2003 jobless rate rose to 6.7%, well above last year's 6.2% rate.

- The Trust's largest sector concentration was in hospital bonds. Management remained very selective with respect to hospital investments, focusing on the more competitive institutions, with favorable cost structures, in-demand care specialties and strategic alliances with other hospitals.

- Insured* general obligations (GOs) and general obligations remained a major focus for the Trust. In a slow economy, many states and municipalities have encountered a shortfall in income and sales tax receipts. In that climate, insured* GOs provided some insulation from revenue-related uncertainties.

- Insured* transportation bonds were a significant investment. The Trust's investments included airport issues for the Wayne County facility that services the Detroit metropolitan area, as well as selected Puerto Rico highway bonds.

- Management continued its efforts to improve the Trust's call protection. With the significant decline in interest rates and quickening pace of pre-refundings, call protection has become an increasingly important strategic consideration.

Trust Statistics(1)

- Number of Issues:                     55
- Effective Maturity:                   9.9 years
- Average Rating:                       AA
- Average Call:                         7.7 years
- Average Dollar Price:                 $ 102.80

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 17.92% for the six months ended May 31, 2003. That return was the result of an increase in share price from $13.94 on November 30, 2002 to $15.91 on May 31, 2003, and the reinvestment of $0.486 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 11.71% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.40 on November 30, 2002 to $15.57 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.91, the Trust had a market yield of 6.11% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 9.79%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            57.5%
AA              4.4%
A              16.6%
BBB            10.0%
Non-Rated      11.5%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           19.18%
Life of Trust (1/29/99)             7.58

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           17.13%
Life of Trust (1/29/99)             7.04

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Hospital                           34.0%
Insured - General Obligations*     24.7%
General Obligations                16.9%
Insured - Transportation*          12.9%
Industrial Development Revenue     10.6%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 37.60% combined federal and state income tax rate. Income may also be subject to single business tax and city income tax. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance New Jersey Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF ROBERT B. MACINTOSH]
PORTFOLIO MANAGER

Management Discussion

- The New Jersey economy showed tentative signs of recovery in the first half of 2003. Business services, trade and leisure generated above-average job growth. However, manufacturing again posted declines, with the metals area especially weak. The state's May 2003 jobless rate was 5.6%, lower than the national rate and down slightly from the 5.8% rate of a year ago.

- Insured* transportation bonds represented the Trust's largest sector weighting at May 31, 2003. The Trust's transportation holdings included an issue for the state's turnpike authority, which enjoys fairly consistent toll revenues in any economic environment.

- Hospital bonds were among the Trust's major investments. Management focused on institutions that either dominate their urban markets or are sole providers in suburban or rural areas, with minimal competition. These hospitals have generally been less vulnerable to the competitive pressures characterizing the industry.

- Education bonds remained a major focus of the Trust's investments. Management emphasized institutions with high applications-to-admissions ratios that are able to generate consistent, stable tuition revenues.

- In a very strong retail market, management sold a range of in-demand coupons, thereby adjusting the Trust's coupon structure to reflect the decline in interest rates. In addition, with quality spreads having narrowed appreciably, management has made an effort to upgrade quality within the Trust.

Trust Statistics(1)

- Number of Issues:                     62
- Effective Maturity:                   10.2 years
- Average Rating:                       AA-
- Average Call:                         8.4 years
- Average Dollar Price:                 $ 107.52

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 12.86% for the six months ended May 31, 2003. That return was the result of an increase in share price from $14.40 on November 30, 2002 to $15.70 on May 31, 2003, and the reinvestment of $0.504 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 12.86% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.06 on November 30, 2002 to $15.33 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.70, the Trust had a market yield of 6.43% at May 31, 2003.3 The Trust's market yield is equivalent to a taxable yield of 10.57%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            51.6%
AA              8.3%
A              12.8%
BBB            13.4%
B               1.1%
Non-Rated      12.8%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           16.41%
Life of Trust (1/29/99)             7.35

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           17.16%
Life of Trust (1/29/99)             6.76

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Insured - Transportation*          28.1%
Hospital                           19.9%
Transportation                     19.3%
Education                          12.3%
Insured - General Obligations*     11.8%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 39.14% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance New York Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]
PORTFOLIO MANAGER

Management Discussion

- The New York economy reported mixed results, with signs of an emerging recovery. The retail sector was weak, as consumers remained skeptical. However, construction-related areas were fairly robust. The financial sector reported job growth, as the equity markets staged an impressive rally. The state's May 2003 jobless rate was 6.1%, unchanged from a year ago.

- Insured* transportation bonds remained the Trust's largest sector weighting at May 31, 2003. While the slow economy has resulted in slower freight and passenger traffic, the Trust focused on thruway, port facilities and airports that are well-positioned to weather the weaker climate.

- The Trust was selective within the hospital sector, given the industry's continuing challenges. Management focused on bonds of well-managed facilities, diversified among county and local issuers, as well as by coupon distribution.

- Escrowed bonds were among the Trust's largest commitments. Escrowed bonds are pre-refunded to their approaching call dates and, thus, continue to deliver above-average income. Because they are backed by Treasury bonds, escrowed bonds are considered to be of the highest quality.

- Call protection remained a priority of the Trust. Management sought to eliminate bonds with poor call features in favor of noncallable bonds or those with superior call protection. Adequate call protection allows bonds to participate more fully in market rallies.

Trust Statistics(1)

- Number of Issues:                     65
- Effective Maturity:                   9.2 years
- Average Rating:                       AA-
- Average Call:                         8.0 years
- Average Dollar Price:                 $111.71

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 16.35% for the six months ended May 31, 2003. That return was the result of an increase in share price from $13.99 on November 30, 2002 to $15.72 on May 31, 2003, and the reinvestment of $0.512 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 12.19% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.86 on November 30, 2002 to $16.10 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.72, the Trust had a market yield of 6.49% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 10.72%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            44.4%
AA             18.6%
A              17.9%
BBB             6.8%
Non-Rated      12.3%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           15.15%
Life of Trust (1/29/99)             7.38

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           20.07%
Life of Trust (1/29/99)             7.97

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Insured-Transportation*            15.6%
Hospital                           13.3%
Escrowed - Prorefunded             12.7%
Insured-Hospital*                  11.6%
Electric Utilities                 10.8%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 39.45% combined federal and state income tax rate. New York City residents may be subject to New York City personal income tax. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Ohio Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF THOMAS J. FETTER]
PORTFOLIO MANAGER

Management Discussion

- Economic activity remained mixed in Ohio, with some industries strengthening while others deteriorated. Selected manufacturers enjoyed rising production, while residential construction saw strong gains over last year. Retailers, meanwhile, reported weak demand, exemplified by slumping auto sales. The state's May 2003 jobless rate was 6.1%, up from 5.9% a year ago.

- Hospital bonds constituted the Trust's largest sector weighting at May 31, 2003. In a highly competitive, managed-care environment, the Trust continued to focus on institutions we believe have a sound financial underpinning, experienced management and a good marketing strategy.

- Insured* general obligations (GOs) were a significant commitment for the Trust. These insured* issues are generally prized by investors, especially at a time when the weak economy has continued to pressure industrial and economically-sensitive issuers.

- Insured* education bonds represented a large commitment for the Trust. These issues, which financed the construction of classroom and dormitories for universities throughout the state, are typically less vulnerable to an economic slowdown than cyclical bonds.

- Puerto Rico bonds played a role in management's efforts to maintain a broad diversification. The Trust's Puerto Rico holdings included insured* general obligations and transportation bonds, as well as uninsured infrastructure bonds.

Trust Statistics(1)

- Number of Issues:                     49
- Effective Maturity:                   10.6 years
- Average Rating:                       AA-
- Average Call:                         8.9 years
- Average Dollar Price:                 $105.30

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 17.45% for the six months ended May 31, 2003. That return was the result of an increase in share price from $14.73 on November 30, 2002 to $16.73 on May 31, 2003, and the reinvestment of $0.499 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 12.36% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.15 on November 30, 2002 to $15.37 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $16.73, the Trust had a market yield of 5.96% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 9.91%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            44.3%
AA             12.7%
A              22.1%
BBB             8.7%
BB              1.6%
Non-Rated      10.6%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY SHARE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           22.42%
Life of Trust (1/29/99)             8.74

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           17.58%
Life of Trust (1/29/99)             6.65

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Hospital                           21.8%
Insured - General Obligations*     21.4%
Industrial Development Revenue     19.8%
Insured - Education*               13.9%
Insured - Transportaion*           11.4%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 39.88% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Eaton Vance Pennsylvania Municipal Income Trust as of May 31, 2003

MANAGEMENT DISCUSSION

[PHOTO OF CYNTHIA J. CLEMSON]
PORTFOLIO MANAGER

Management Discussion

- Uncertainty characterized Pennsyl-vania's economy in the first half of 2003, as manufacturers reported declines in orders, while retail sales were below last year's pace. Meanwhile, residential building was surprisingly strong, while the commercial side lagged. The state's May 2003 jobless rate was 5.6%, unchanged from a year ago.

- Insured* education bonds were the Trust's largest sector weighting at May 31, 2003, providing excellent quality and stable revenues in an uncertain economic climate. The Trust's holdings included issues for the state university system as well as prominent private institutions.

- The Trust maintained a large exposure to insured* general obligations (GOs). In a period characterized by lower wages and weaker consumer spending, insured* GOs provided an extra measure of security against the likelihood of declining state and municipal revenues.

- Insured* water and sewer bonds have played a prominent role in the Trust. These issues are often sought by investors in a slow economy because they finance an essential service and are less vulnerable to cutbacks in consumer spending.

- With the dramatic decline in interest rates increasing call risk, management emphasized non-callable bonds and bonds with favorable call characteristics. The calling of older, higher-coupon bonds has made call protection an important consideration for investors.

Trust Statistics(1)

- Number of Issues:                     63
- Effective Maturity:                   7.8 years
- Average Rating:                       AA
- Average Call:                         6.7 years
- Average Dollar Price:                 $104.34

The Trust

PERFORMANCE FOR THE PAST SIX MONTHS

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 13.28% for the six months ended May 31, 2003. That return was the result of an increase in share price from $13.96 on November 30, 2002 to $15.32 on May 31, 2003, and the reinvestment of $0.465 in regular monthly dividends.(2)

- Based on net asset value, the Trust had a total return of 11.69% for the six months ended May 31, 2003. That return was the result of an increase in net asset value from $14.26 on November 30, 2002 to $15.43 on May 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.32, the Trust had a market yield of 6.08% at May 31, 2003.(3) The Trust's market yield is equivalent to a taxable yield of 9.62%.(4)

[CHART]

Rating Distribution(1)

BY TOTAL INVESTMENTS

AAA            66.7%
AA              2.1%
A              11.5%
BBB             8.6%
BB              2.2%
B               0.5%
CCC             1.0%
Non-Rated       7.4%

TRUST INFORMATION
AS OF MAY 31, 2003

PERFORMANCE(5)

AVERAGE ANNUAL TOTAL RETURNS (BY PRICE PRICE, AMERICAN STOCK EXCHANGE)

One Year                           20.45%
Life of Trust (1/29/99)             6.54

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                           17.42%
Life of Trust (1/29/99)             6.71

[CHART]

FIVE LARGEST CATEGORIES(1)

BY NET ASSETS APPLICABLE TO COMMON SHARES

Insured - Education*               23.1%
Insured - General Obligations*     17.5%
Insured - Water & Sewer*           15.7%
Insured - Transportaion*           15.6%
Insured - Hospital*                15.2%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(2) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(3) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 36.82% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 149.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 9.3%
-------------------------------------------------------------------------
    $ 1,000        California Educational Facilities
                   Authority, (Dominican University),
                   5.75%, 12/1/30                            $  1,056,400
        500        California Educational Facilities
                   Authority, (Pepperdine University),
                   5.00%, 11/1/29                                 522,525
      1,850        California Educational Facilities
                   Authority, (Santa Clara University),
                   5.00%, 9/1/23                                2,051,742
      4,000        California Educational Facilities
                   Authority, (Stanford University),
                   5.125%, 1/1/31                               4,179,360
      2,500        California Educational Facilities
                   Authority, (University of Southern
                   California), 5.50%, 10/1/27                  2,797,175
-------------------------------------------------------------------------
                                                             $ 10,607,202
-------------------------------------------------------------------------
Electric Utilities -- 1.5%
-------------------------------------------------------------------------
    $ 1,600        California Department Water Resource
                   Power Supply, 5.125%, 5/1/18              $  1,731,824
-------------------------------------------------------------------------
                                                             $  1,731,824
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.0%
-------------------------------------------------------------------------
    $ 2,425        Foothill/Eastern Transportation Corridor
                   Agency, Escrowed to Maturity,
                   0.00%, 1/1/20                             $  1,188,735
-------------------------------------------------------------------------
                                                             $  1,188,735
-------------------------------------------------------------------------
General Obligations -- 3.0%
-------------------------------------------------------------------------
    $ 2,200        California State General Obligation,
                   5.00%, 2/1/21                             $  2,300,276
      1,100        California State General Obligation,
                   5.25%, 4/1/30                                1,148,521
-------------------------------------------------------------------------
                                                             $  3,448,797
-------------------------------------------------------------------------
Hospital -- 14.6%
-------------------------------------------------------------------------
    $ 2,000        California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), 6.25%, 12/1/34                   $  2,176,680
        750        California Infrastructure and Economic
                   Development, (Kaiser Hospital),
                   5.50%, 8/1/31                                  784,732
      1,650        California Statewide Communities
                   Development Authority, (Kaiser
                   Permanente), 5.50%, 11/1/32                  1,722,006
      1,750        California Statewide Communities
                   Development Authority, (Sonoma County
                   Indian Health), 6.40%, 9/1/29                1,697,902
      1,500        California Statewide Communities
                   Development Authority, (Sutter Health),
                   5.50%, 8/15/28                               1,574,445
      1,500        Duarte, COP, (City of Hope),
                   5.25%, 4/1/24                                1,513,800
      1,000        Stockton Health Facilities Authority,
                   (Dameron Hospital), 5.70%, 12/1/14           1,067,370
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 2,000        Tahoe Forest Hospital District,
                   5.85%, 7/1/22                             $  2,007,280
      2,000        Torrance Hospital, (Torrance Memorial
                   Medical Center), 5.50%, 6/1/31               2,093,180
      2,000        Washington Township, Health Care
                   District, 5.25%, 7/1/29                      2,088,280
-------------------------------------------------------------------------
                                                             $ 16,725,675
-------------------------------------------------------------------------
Housing -- 2.4%
-------------------------------------------------------------------------
    $ 1,000        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29              $  1,001,400
        500        California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                   505,805
        787        Commerce, (Hermitage III Senior
                   Apartments), 6.50%, 12/1/29                    770,760
        446        Commerce, (Hermitage III Senior
                   Apartments), 6.85%, 12/1/29                    433,285
-------------------------------------------------------------------------
                                                             $  2,711,250
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.2%
-------------------------------------------------------------------------
    $ 1,250        California Pollution Control Financing
                   Authority, (Mobil Oil Corp.), (AMT),
                   5.50%, 12/1/29                            $  1,387,337
-------------------------------------------------------------------------
                                                             $  1,387,337
-------------------------------------------------------------------------
Insured-Education -- 6.2%
-------------------------------------------------------------------------
    $ 3,770        California Educational Facilities
                   Authority, (Pooled College and
                   University), (MBIA), 5.10%, 4/1/23        $  3,984,815
      3,000        California University, (AMBAC),
                   5.00%, 11/1/33                               3,167,100
-------------------------------------------------------------------------
                                                             $  7,151,915
-------------------------------------------------------------------------
Insured-Electric Utilities -- 14.0%
-------------------------------------------------------------------------
    $ 3,250        California Pollution Control Financing
                   Authority, (Southern California Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/31        $  3,486,275
      2,500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                               2,800,475
      4,000        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)           4,731,000
        665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)            847,290
      3,000        Sacramento Municipal Electric Utility
                   District, (FSA), 5.00%, 8/15/28              3,173,310

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $ 1,000        Southern California Public Power
                   Authority, (Magnolia Power), (MBIA),
                   5.00%, 7/1/25                             $  1,063,080
-------------------------------------------------------------------------
                                                             $ 16,101,430
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.6%
-------------------------------------------------------------------------
    $ 5,130        Foothill/Eastern Transportation Corridor
                   Agency, Escrowed to Maturity, (FSA),
                   0.00%, 1/1/26                             $  1,790,575
-------------------------------------------------------------------------
                                                             $  1,790,575
-------------------------------------------------------------------------
Insured-General Obligations -- 21.8%
-------------------------------------------------------------------------
    $ 3,650        Burbank Unified School District, (FGIC),
                   0.00%, 8/1/18                             $  1,890,298
      1,650        California RITES, (AMBAC), Variable
                   Rate, 5/1/26(1)(2)                           2,136,436
      6,425        Foothill-De Anza Community College
                   District, (MBIA), 0.00%, 8/1/20              2,955,628
      3,000        Foothill-De Anza Community College
                   District, (MBIA), 0.00%, 8/1/21              1,298,580
      3,750        Los Angeles Unified School District,
                   (FGIC), 5.375%, 7/1/25                       4,127,475
      5,000        Murrieta Valley Unified School District,
                   (FGIC), 0.00%, 9/1/20                        2,291,050
      2,500        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                  3,192,875
      9,635        San Ramon Valley Unified School
                   District, (FGIC), 0.00%, 7/1/18(4)           5,007,984
      4,500        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/20                                2,126,115
-------------------------------------------------------------------------
                                                             $ 25,026,441
-------------------------------------------------------------------------
Insured-Hospital -- 4.6%
-------------------------------------------------------------------------
    $ 3,200        California Statewide Communities
                   Development Authority, (Children's
                   Hospital Los Angeles), (MBIA),
                   5.25%, 8/15/29                            $  3,477,216
      1,245        California Statewide Communities
                   Development Authority, (Sutter Health),
                   Residual Certificates, (FSA), Variable
                   Rate, 8/15/19(2)(3)                          1,793,149
-------------------------------------------------------------------------
                                                             $  5,270,365
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 7.2%
-------------------------------------------------------------------------
    $ 9,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/17                             $  4,904,460
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation (continued)
-------------------------------------------------------------------------
    $11,500        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/28                             $  3,332,930
-------------------------------------------------------------------------
                                                             $  8,237,390
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
-------------------------------------------------------------------------
    $   250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                              $    270,538
        525        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                      589,696
-------------------------------------------------------------------------
                                                             $    860,234
-------------------------------------------------------------------------
Insured-Transportation -- 19.0%
-------------------------------------------------------------------------
    $ 2,500        Los Angeles County Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                             $  2,716,575
      2,300        Port Oakland, (MBIA), (AMT),
                   5.375%, 11/1/25                              2,416,656
      2,515        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(2)(3)                                 2,847,885
      1,750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              1,823,833
      5,000        San Francisco City and County Airports,
                   (International Airport), (FGIC), (AMT),
                   5.25%, 5/1/30                                5,192,400
      6,000        San Francisco, (Bay Area Rapid
                   Transportation District), (FGIC),
                   5.50%, 7/1/34                                6,791,280
-------------------------------------------------------------------------
                                                             $ 21,788,629
-------------------------------------------------------------------------
Insured-Water and Sewer -- 14.8%
-------------------------------------------------------------------------
    $ 5,000        Contra Costa County, Water District,
                   (MBIA), 5.00%, 10/1/24                    $  5,222,400
      6,250        East Bay Municipal Utilities District
                   Water System, (MBIA), 5.00%, 6/1/38          6,482,688
      3,200        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA), Variable
                   Rate, 7/1/27(2)(3)                           3,436,832
      4,850        Santa Rosa Wastewater, (AMBAC),
                   0.00%, 9/1/23                                1,854,010
-------------------------------------------------------------------------
                                                             $ 16,995,930
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 6.4%
-------------------------------------------------------------------------
    $ 4,000        Sacramento City, Financing Authority,
                   5.40%, 11/1/20                            $  4,647,080
      2,500        San Diego County, Certificates of
                   Participation, 5.375%, 10/1/41               2,667,150
-------------------------------------------------------------------------
                                                             $  7,314,230
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 18.8%
-------------------------------------------------------------------------
    $ 1,500        Bonita Canyon Public Facilities
                   Financing Authority, 5.375%, 9/1/28       $  1,491,660
      1,750        Capistrano Unified School District,
                   5.75%, 9/1/29                                1,777,965
      1,685        Corona, Public Financing Authority,
                   5.80%, 9/1/20                                1,693,206
      1,000        Corona-Norco Unified School District
                   Public Financing Authority,
                   6.125%, 9/1/31                               1,028,560
      1,590        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.60%, 10/1/27                       1,647,081
      1,425        Lincoln Public Financing Authority,
                   Improvement Bond Act of 1915 (Twelve
                   Bridges), 6.20%, 9/2/25                      1,497,176
        600        Manteca Unified School District,
                   5.80%, 9/1/24                                  607,458
        750        Murrieta Valley Unified School District,
                   6.20%, 9/1/35                                  753,330
      2,465        Oakland Joint Powers Financing
                   Authority, 5.40%, 9/2/18                     2,685,420
        995        Oakland Joint Powers Financing
                   Authority, 5.50%, 9/2/24                     1,064,222
        700        Rancho Cucamonga Public Financing
                   Authority, 6.00%, 9/2/20                       734,979
      1,245        Roseville Special Tax, 6.30%, 9/1/25         1,307,960
      1,325        San Pablo Redevelopment Agency,
                   5.65%, 12/1/23                               1,410,383
      1,500        Santa Margarita Water District,
                   6.20%, 9/1/20                                1,565,820
        250        Santaluz Community Facilities District
                   No. 2, 6.10%, 9/1/21                           257,915
        500        Santaluz Community Facilities District
                   No. 2, 6.20%, 9/1/30                           515,370
        500        Turlock Public Financing Authority,
                   5.45%, 9/1/24                                  508,225
      1,000        Whittier Public Financing Authority,
                   (Greenleaf Avenue Redevelopment),
                   5.50%, 11/1/23                               1,031,620
-------------------------------------------------------------------------
                                                             $ 21,578,350
-------------------------------------------------------------------------
Transportation -- 1.0%
-------------------------------------------------------------------------
    $ 1,170        Port Redwood City, (AMT), 5.125%, 6/1/30  $  1,158,183
-------------------------------------------------------------------------
                                                             $  1,158,183
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 149.2%
   (identified cost $154,368,886)                            $171,074,492
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $  2,603,702
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (51.5)%                                                   $(59,001,285)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $114,676,909
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 60.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.4% to 21.9% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 150.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 1.6%
-------------------------------------------------------------------------
     $1,000        Volusia County Educational Facilities
                   Authority, (Embry Riddle Aeronautical),
                   5.75%, 10/15/29                           $  1,067,770
-------------------------------------------------------------------------
                                                             $  1,067,770
-------------------------------------------------------------------------
Electric Utilities -- 5.9%
-------------------------------------------------------------------------
     $1,850        Hillsborough County, IDA, (Tampa
                   Electric Co.), 5.50%, 10/1/23             $  1,833,757
      2,000        Jacksonville Electric Authority,
                   Variable Rate, 10/1/32(1)(2)                 2,128,360
-------------------------------------------------------------------------
                                                             $  3,962,117
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.3%
-------------------------------------------------------------------------
     $  700        Alachua County Health Facilities
                   Authority, (Beverly Enterprises Inc.),
                   Prerefunded to 4/1/04, 6.75%, 4/1/10      $    740,068
      2,500        Escambia County, Health Facilities
                   Authority, (Charity Obligation Group),
                   Prerefunded to 11/1/10, 5.00%, 11/1/28       2,814,375
-------------------------------------------------------------------------
                                                             $  3,554,443
-------------------------------------------------------------------------
General Obligations -- 2.5%
-------------------------------------------------------------------------
     $1,250        Florida, Variable Rate, 7/1/27(1)(2)      $  1,337,762
        350        Florida Board of Education,
                   4.75%, 6/1/28                                  357,084
-------------------------------------------------------------------------
                                                             $  1,694,846
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.8%
-------------------------------------------------------------------------
     $  500        Osceola County IDA Community Provider
                   Pooled Loan, 7.75%, 7/1/17                $    509,535
-------------------------------------------------------------------------
                                                             $    509,535
-------------------------------------------------------------------------
Hospital -- 11.8%
-------------------------------------------------------------------------
     $2,250        Highlands County Health Facilities
                   Authority, (Adventist Health System),
                   5.25%, 11/15/28                           $  2,293,717
      1,250        Jacksonville, EDA, (Mayo Clinic),
                   5.50%, 11/15/36                              1,335,075
      1,750        Lakeland Hospital System, (Lakeland
                   Regional Health System),
                   5.50%, 11/15/32                              1,819,825
      1,000        South Miami Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33            1,025,470
      1,400        West Orange Health Care District,
                   5.80%, 2/1/31                                1,466,570
-------------------------------------------------------------------------
                                                             $  7,940,657
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 3.6%
-------------------------------------------------------------------------
     $1,720        Escambia County Housing Finance
                   Authority, SFM, (Multi-County Program),
                   (AMT), 5.50%, 10/1/31                     $  1,801,167
        500        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 7.75%, 8/15/20           518,645
        130        Florida Capital Projects Finance
                   Authority, Student Housing Revenue,
                   (Florida University), 9.50%, 8/15/05           130,090
-------------------------------------------------------------------------
                                                             $  2,449,902
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.7%
-------------------------------------------------------------------------
     $  940        Broward County IDR, (Lynxs Cargoport),
                   (AMT), 6.75%, 6/1/19                      $    856,631
        650        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                253,519
-------------------------------------------------------------------------
                                                             $  1,110,150
-------------------------------------------------------------------------
Insured-Electric Utilities -- 9.8%
-------------------------------------------------------------------------
     $1,600        Burke County Development Authority
                   (Georgia Power Co.), (MBIA),
                   5.45%, 5/1/34                             $  1,637,008
      1,100        Guam Power Authority, (MBIA),
                   5.125%, 10/1/29                              1,163,470
      2,750        Jupiter Island, Utility System, (South
                   Martin Regional Utility), (MBIA),
                   5.00%, 10/1/28                               2,869,350
        750        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)             887,062
-------------------------------------------------------------------------
                                                             $  6,556,890
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 3.4%
-------------------------------------------------------------------------
     $  650        Dade County, Professional Sports
                   Franchise Facility, (MBIA), Escrowed to
                   Maturity, 5.25%, 10/1/30                  $    755,040
      1,250        Tampa Bay Water Utility System, (FGIC),
                   Prerefunded to 10/1/11, 5.75%, 10/1/29       1,518,261
-------------------------------------------------------------------------
                                                             $  2,273,301
-------------------------------------------------------------------------
Insured-General Obligations -- 2.8%
-------------------------------------------------------------------------
     $1,500        Puerto Rico General Obligation, FSA,
                   Variable Rate, 7/1/27(2)(3)               $  1,915,725
-------------------------------------------------------------------------
                                                             $  1,915,725
-------------------------------------------------------------------------
Insured-Hospital -- 5.7%
-------------------------------------------------------------------------
     $1,000        Maricopa County IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37       $  1,048,910

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
     $1,350        Miami Dade County Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                  $  1,438,627
      1,250        South Miami Health Facility Authority,
                   (Baptist Health), (AMBAC),
                   5.25%, 11/15/33                              1,342,550
-------------------------------------------------------------------------
                                                             $  3,830,087
-------------------------------------------------------------------------
Insured-Housing -- 1.7%
-------------------------------------------------------------------------
     $1,100        Broward County Housing Finance
                   Authority, Multifamily Housing, (Venice
                   Homes Apartments), (FSA), (AMT),
                   5.70%, 1/1/32                             $  1,143,527
-------------------------------------------------------------------------
                                                             $  1,143,527
-------------------------------------------------------------------------
Insured-Miscellaneous -- 11.6%
-------------------------------------------------------------------------
     $4,000        Miami-Dade County, (Professional Sport
                   Franchise), (MBIA), 4.75%, 10/1/30        $  4,095,560
      3,500        Orange County Tourist Development,
                   (AMBAC), 5.125%, 10/1/30                     3,719,450
-------------------------------------------------------------------------
                                                             $  7,815,010
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 13.9%
-------------------------------------------------------------------------
     $2,500        Dade County Convention Center Special
                   Tax, (AMBAC), 5.00%, 10/1/35              $  2,577,700
        970        Dade County, Special Obligation Residual
                   Certificates, (AMBAC), Variable Rate,
                   10/1/35(2)(3)                                1,060,443
      2,250        Jacksonville, Sales Tax, (AMBAC),
                   5.00%, 10/1/30                               2,364,862
      1,470        Miami Beach Resort Tax, (AMBAC),
                   6.25%, 10/1/22                               1,901,812
      1,395        Miami-Dade County, Special Obligation,
                   (MBIA), 5.00%, 10/1/37                       1,451,135
-------------------------------------------------------------------------
                                                             $  9,355,952
-------------------------------------------------------------------------
Insured-Transportation -- 23.0%
-------------------------------------------------------------------------
     $2,250        Florida Ports Financing Commission,
                   (FGIC), 5.50%, 10/1/29                    $  2,383,920
      3,700        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27(4)                             3,732,227
      1,500        Greater Orlando Aviation Authority,
                   (FGIC), (AMT), Variable Rate,
                   4/1/13(2)(3)                                 1,793,475
        650        Lee County Airport, (FSA),
                   6.00%, 10/1/29                                 737,120
        500        Lee County Airport, (FSA), (AMT),
                   5.75%, 10/1/25                                 543,400
      1,000        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                                1,026,650
      1,000        Miami-Dade County Expressway Authority,
                   (FGIC), 5.125%, 7/1/29                       1,065,730
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $1,000        Orlando and Orange County Expressway
                   Authority, (FGIC), 5.00%, 7/1/28          $  1,042,250
      1,250        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36             1,435,963
      1,165        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                                 1,649,372
-------------------------------------------------------------------------
                                                             $ 15,410,107
-------------------------------------------------------------------------
Insured-Water and Sewer -- 20.3%
-------------------------------------------------------------------------
     $1,500        Miami Beach Storm Water, (FGIC),
                   5.375%, 9/1/30                            $  1,632,180
      1,000        Okeechobee Utility Authority, (FSA),
                   5.00%, 10/1/25                               1,050,970
      1,250        Saint Petersburg Public Utilities,
                   (FSA), 5.00%, 10/1/28                        1,308,488
      4,000        Sunrise Utilities Systems, (AMBAC),
                   5.00%, 10/1/28                               4,324,960
      1,500        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                 1,578,300
      3,650        Winter Haven Utilities System, (MBIA),
                   4.75%, 10/1/28                               3,729,899
-------------------------------------------------------------------------
                                                             $ 13,624,797
-------------------------------------------------------------------------
Nursing Home -- 2.3%
-------------------------------------------------------------------------
     $  850        Okaloosa County Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                            $    770,313
        265        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.60%, 4/1/24                                  210,672
        735        Orange County Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  585,560
-------------------------------------------------------------------------
                                                             $  1,566,545
-------------------------------------------------------------------------
Other Revenue -- 2.1%
-------------------------------------------------------------------------
     $  500        Capital Trust Agency, (Seminole Tribe
                   Convention), 8.95%, 10/1/33               $    534,490
        750        Capital Trust Agency, (Seminole Tribe
                   Convention), 10.00%, 10/1/33                   853,868
-------------------------------------------------------------------------
                                                             $  1,388,358
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.2%
-------------------------------------------------------------------------
     $1,500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/29                           $  1,452,255
-------------------------------------------------------------------------
                                                             $  1,452,255
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 11.0%
-------------------------------------------------------------------------
     $  320        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $    322,506
        685        Heritage Harbour South Community
                   Development District, (Capital
                   Improvements), 5.40%, 11/1/08                  688,315
        900        Heritage Springs Community Development
                   District, 6.75%, 5/1/21                        923,526
        920        Longleaf Community Development District,
                   6.65%, 5/1/20                                  838,700
        750        North Springs Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                     783,923
      1,000        Northern Palm Beach County Improvement
                   District, (Water Control and
                   Improvement), 6.00%, 8/1/25                  1,032,490
        500        Stoneybrook West Community Development
                   District, 7.00%, 5/1/32                        525,495
        920        University Square Community Development
                   District, 6.75%, 5/1/20                        971,529
        470        Vista Lakes Community Development
                   District, 7.20%, 5/1/32                        496,320
        750        Waterlefe Community Development
                   District, 6.95%, 5/1/31                        776,363
-------------------------------------------------------------------------
                                                             $  7,359,167
-------------------------------------------------------------------------
Water and Sewer -- 7.9%
-------------------------------------------------------------------------
     $2,000        Jacksonville, Water and Sewer,
                   5.375%, 10/1/29                           $  2,047,320
      3,000        Seminole County, Water and Sewer,
                   5.375%, 10/1/22                              3,258,180
-------------------------------------------------------------------------
                                                             $  5,305,500
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 150.9%
   (identified cost $93,796,473)                             $101,286,641
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $  1,352,625
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (52.9)%                                                   $(35,503,204)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 67,136,062
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 61.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 19.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 149.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 30.2%
-------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Belmont Hill School),
                   5.00%, 9/1/31                             $    516,790
      2,500        Massachusetts Development Finance
                   Agency, (Boston University),
                   5.45%, 5/15/59                               2,673,275
      1,000        Massachusetts Development Finance
                   Agency, (Clark University),
                   5.00%, 7/1/28                                1,015,150
        500        Massachusetts Development Finance
                   Agency, (Mount Holyoke College),
                   5.25%, 7/1/31                                  534,425
      1,000        Massachusetts Development Finance
                   Agency, (Suffolk University),
                   5.85%, 7/1/29                                1,040,860
        400        Massachusetts Development Finance
                   Agency, (Western New England College),
                   6.125%, 12/1/32                                416,664
      1,500        Massachusetts Development Finance
                   Agency, (Wheeler School),
                   6.50%, 12/1/29                               1,603,050
      1,000        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.65%, 7/1/29                                1,037,370
      2,500        Massachusetts HEFA, (Massachusetts
                   Institute of Technology), 4.75%, 1/1/28      2,552,325
        200        Massachusetts HEFA, (Wellesley College),
                   5.125%, 7/1/39                                 209,556
        500        Massachusetts IFA, (Babson College),
                   5.25%, 10/1/27                                 519,325
        400        Massachusetts IFA, (Belmont Hill
                   School), 5.25%, 9/1/28                         411,256
-------------------------------------------------------------------------
                                                             $ 12,530,046
-------------------------------------------------------------------------
Electric Utilities -- 2.6%
-------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Devens Electric
                   System), 6.00%, 12/1/30                   $  1,070,070
-------------------------------------------------------------------------
                                                             $  1,070,070
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.9%
-------------------------------------------------------------------------
     $1,450        Rail Connections, Inc., (Route 128
                   Parking), (ACA), Prerefunded to 7/1/09,
                   0.00%, 7/1/20                             $    620,716
      3,720        Rail Connections, Inc., (Route 128
                   Parking), (ACA), Prerefunded to 7/1/09,
                   0.00%, 7/1/22                                1,396,897
-------------------------------------------------------------------------
                                                             $  2,017,613
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 5.4%
-------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Biomedical Research Corp.),
                   6.25%, 8/1/20                             $  1,096,990
        510        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                                 472,959
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
     $  700        Massachusetts HEFA, (Learning Center for
                   Deaf Children), 6.125%, 7/1/29            $    653,982
-------------------------------------------------------------------------
                                                             $  2,223,931
-------------------------------------------------------------------------
Hospital -- 21.7%
-------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Baystate Medical
                   Center), 5.75%, 7/1/33                    $  1,055,300
        400        Massachusetts HEFA, (Berkshire Health
                   System), 6.25%, 10/1/31                        421,940
        500        Massachusetts HEFA, (Caritas Christi),
                   6.25%, 7/1/22                                  482,070
        175        Massachusetts HEFA, (Central New England
                   Health Systems), 6.30%, 8/1/18                 173,717
      1,100        Massachusetts HEFA, (Covenant Health),
                   6.00%, 7/1/31                                1,174,041
      1,000        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.25%, 7/15/18                                 993,750
        125        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   5.375%, 7/15/28                                119,440
      1,375        Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                       1,423,826
      2,000        Massachusetts HEFA, (South Shore
                   Hospital), 5.75%, 7/1/29                     2,080,300
      1,000        Massachusetts HEFA, (Winchester
                   Hospital), 6.75%, 7/1/30                     1,073,510
-------------------------------------------------------------------------
                                                             $  8,997,894
-------------------------------------------------------------------------
Industrial Development Revenue -- 1.9%
-------------------------------------------------------------------------
     $  750        Massachusetts IFA, (American Hingham
                   Water Co.), (AMT), 6.60%, 12/1/15         $    776,475
-------------------------------------------------------------------------
                                                             $    776,475
-------------------------------------------------------------------------
Insured-Education -- 18.2%
-------------------------------------------------------------------------
     $2,925        Massachusetts College Building
                   Authority, (XLCA), 0.00%, 5/1/21          $  1,313,062
      1,000        Massachusetts College Building
                   Authority, (XLCA), 5.50%, 5/1/39             1,194,310
        850        Massachusetts HEFA, (Berklee College of
                   Music), (MBIA), Variable Rate,
                   10/1/27(1)(2)                                  933,759
      1,000        Massachusetts HEFA, (Northeastern
                   University), (MBIA), 5.00%, 10/1/29          1,045,870
        500        Massachusetts HEFA, (UMass-Worcester
                   Campus), (FGIC), 5.25%, 10/1/31                537,775
      1,000        Massachusetts IFA, (Merrimack College),
                   (MBIA), 5.00%, 7/1/27                        1,037,800

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $1,450        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28(3)                 $  1,475,056
-------------------------------------------------------------------------
                                                             $  7,537,632
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
-------------------------------------------------------------------------
     $  750        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                      $    818,520
-------------------------------------------------------------------------
                                                             $    818,520
-------------------------------------------------------------------------
Insured-General Obligations -- 12.7%
-------------------------------------------------------------------------
     $1,500        Martha's Vineyard Land Bank, (AMBAC),
                   5.00%, 5/1/32                             $  1,583,400
        500        Plymouth, (MBIA), 5.25%, 10/15/20              560,985
        900        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(4)                  1,149,435
      1,715        Westfield, (FGIC), 5.00%, 5/1/20             1,992,573
-------------------------------------------------------------------------
                                                             $  5,286,393
-------------------------------------------------------------------------
Insured-Hospital -- 3.7%
-------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28             $  1,019,130
        500        Massachusetts HEFA, (Southcoast Health
                   System), (MBIA), 4.75%, 7/1/27                 504,625
-------------------------------------------------------------------------
                                                             $  1,523,755
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 5.0%
-------------------------------------------------------------------------
     $1,000        Massachusetts Port Authority, (US
                   Airways), (FGIC), (AMT), 5.00%, 7/1/28    $  1,014,780
      1,000        Massachusetts Port Authority, (US
                   Airways), (MBIA), (AMT), 6.00%, 9/1/21       1,065,650
-------------------------------------------------------------------------
                                                             $  2,080,430
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.2%
-------------------------------------------------------------------------
     $1,250        Massachusetts Development Finance
                   Agency, (MBIA), 5.125%, 2/1/34            $  1,316,037
-------------------------------------------------------------------------
                                                             $  1,316,037
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.1%
-------------------------------------------------------------------------
     $  800        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(2)                              $    865,720
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $  735        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $    825,574
-------------------------------------------------------------------------
                                                             $  1,691,294
-------------------------------------------------------------------------
Insured-Transportation -- 14.5%
-------------------------------------------------------------------------
     $1,435        Massachusetts Port Authority, (Delta Air
                   Lines Inc., (AMBAC), (AMT),
                   5.50%, 1/1/16                             $  1,561,137
      1,100        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   Variable Rate, 1/1/27(2)(4)                  1,187,956
      2,000        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.25%, 1/1/29                                2,148,520
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(2)(4)                                 1,132,360
-------------------------------------------------------------------------
                                                             $  6,029,973
-------------------------------------------------------------------------
Insured-Water and Sewer -- 3.7%
-------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust, (FGIC), 4.75%, 2/1/26              $  1,528,590
-------------------------------------------------------------------------
                                                             $  1,528,590
-------------------------------------------------------------------------
Nursing Home -- 4.0%
-------------------------------------------------------------------------
     $  500        Boston, IDA (Alzheimers Center), (FHA),
                   6.00%, 2/1/37                             $    562,185
        520        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15                  490,136
        600        Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                 596,022
-------------------------------------------------------------------------
                                                             $  1,648,343
-------------------------------------------------------------------------
Other Revenue -- 1.0%
-------------------------------------------------------------------------
     $  300        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(2)(4)   $    421,389
-------------------------------------------------------------------------
                                                             $    421,389
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.3%
-------------------------------------------------------------------------
     $1,500        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.625%, 7/1/29                            $  1,393,095
-------------------------------------------------------------------------
                                                             $  1,393,095
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 3.5%
-------------------------------------------------------------------------
     $1,350        Massachusetts Bay Transportation
                   Authority, Variable Rate, 3/1/27(1)(2)    $  1,434,956
-------------------------------------------------------------------------
                                                             $  1,434,956
-------------------------------------------------------------------------
Water and Sewer -- 3.9%
-------------------------------------------------------------------------
     $1,500        Massachusetts Water Pollution Abatement
                   Trust, PCR, 5.375%, 8/1/27                $  1,633,230
-------------------------------------------------------------------------
                                                             $  1,633,230
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 149.5%
   (identified cost $56,177,670)                             $ 61,959,666
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $    986,838
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (51.9)%                                                   $(21,502,941)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 41,443,563
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 44.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 18.2% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 152.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 4.0%
-------------------------------------------------------------------------
     $1,250        Michigan Higher Education Facility
                   Authority, (Creative Studies),
                   5.90%, 12/1/27                            $  1,286,825
-------------------------------------------------------------------------
                                                             $  1,286,825
-------------------------------------------------------------------------
Electric Utilities -- 4.0%
-------------------------------------------------------------------------
     $1,250        Michigan Strategic Fund, (Detroit Edison
                   Pollution Control), 5.45%, 9/1/29         $  1,312,112
-------------------------------------------------------------------------
                                                             $  1,312,112
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.8%
-------------------------------------------------------------------------
     $  750        Michigan Hospital Finance Authority,
                   (Ascension Health Care), Prerefunded to
                   11/15/09, 6.125%, 11/15/26                $    924,720
-------------------------------------------------------------------------
                                                             $    924,720
-------------------------------------------------------------------------
General Obligations -- 16.9%
-------------------------------------------------------------------------
     $  500        East Grand Rapids Public Schools,
                   5.00%, 5/1/25                             $    524,805
        500        Garden City School District,
                   5.00%, 5/1/26                                  524,120
      5,335        Grand Rapids and Kent County Joint
                   Building Authority, 0.00%, 12/1/29           1,490,439
      1,000        Manistee Area Public Schools,
                   5.00%, 5/1/24                                1,053,730
      1,000        White Cloud Public Schools,
                   5.125%, 5/1/31                               1,052,580
        800        Woodhaven Brownstown School District,
                   5.125%, 5/1/32                                 846,432
-------------------------------------------------------------------------
                                                             $  5,492,106
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.2%
-------------------------------------------------------------------------
     $  395        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $    391,137
-------------------------------------------------------------------------
                                                             $    391,137
-------------------------------------------------------------------------
Hospital -- 34.0%
-------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $    508,255
        345        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                 355,319
        500        Kent Hospital Finance Authority,
                   (Spectrum Health), 5.50%, 1/15/31              524,645
        500        Mecosta County, (Michigan General
                   Hospital), 6.00%, 5/15/18                      480,540
      1,000        Michigan Health Facilities Authority,
                   (Henry Ford Health), 5.25%, 11/15/25         1,013,680
      1,000        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.25%, 10/1/27                                 975,740
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $1,000        Michigan Hospital Finance Authority,
                   (Henry Ford Health), 5.25%, 11/15/20      $  1,026,940
      2,275        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                              2,180,110
        750        Michigan Hospital Finance Authority,
                   (Memorial Healthcare Center),
                   5.875%, 11/15/21                               741,577
        750        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Group),
                   5.625%, 11/15/36                               780,495
        750        Michigan Hospital Finance Authority,
                   (Trinity Health), 6.00%, 12/1/27               843,510
        750        Royal Oak Hospital Finance Authority,
                   (William Beaumount Hospital),
                   5.25%, 1/1/20                                  775,087
        800        Saginaw Hospital Finance Authority,
                   (Covenant Medical Center),
                   6.50%, 7/1/30                                  881,232
-------------------------------------------------------------------------
                                                             $ 11,087,130
-------------------------------------------------------------------------
Housing -- 3.2%
-------------------------------------------------------------------------
     $1,000        Multifamily Housing, (AMT),
                   6.00%, 11/1/33                            $  1,042,870
-------------------------------------------------------------------------
                                                             $  1,042,870
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.6%
-------------------------------------------------------------------------
     $  500        Delta County EDC, (Mead
                   Westvaco-Escanaba), 6.25%, 4/15/27        $    518,200
      1,000        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                               1,028,500
        800        Dickinson County Economic Development
                   Corp., (International Paper Co.),
                   5.75%, 6/1/16                                  846,040
        800        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         807,688
        625        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                243,769
-------------------------------------------------------------------------
                                                             $  3,444,197
-------------------------------------------------------------------------
Insured-Education -- 1.6%
-------------------------------------------------------------------------
     $  500        Central Michigan University, (FGIC),
                   5.00%, 10/1/27                            $    516,645
-------------------------------------------------------------------------
                                                             $    516,645
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.9%
-------------------------------------------------------------------------
     $1,000        Michigan Strategic Fund Resource
                   Recovery, (Detroit Edison Co.), (MBIA),
                   (AMT), 5.55%, 9/1/29                      $  1,067,590
        500        Michigan Strategic Fund Resource
                   Recovery, (Detroit Edison Co.), (XLCA),
                   5.25%, 12/15/32                                525,060
-------------------------------------------------------------------------
                                                             $  1,592,650
-------------------------------------------------------------------------
Insured-General Obligations -- 24.7%
-------------------------------------------------------------------------
     $1,000        Central Montcalm Public Schools, (MBIA),
                   6.00%, 5/1/29                             $  1,153,950

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $  650        Detroit School District, (FGIC),
                   4.75%, 5/1/28                             $    663,397
        450        Eaton Rapids Public Schools, (MBIA),
                   4.75%, 5/1/25                                  458,703
      2,000        Fenton Area Public Schools, (FGIC),
                   5.00%, 5/1/24                                2,102,940
      2,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                               2,219,440
      1,120        Okemos Public School District, (MBIA),
                   0.00%, 5/1/19                                  563,662
        700        Puerto Rico General Obligation, FSA,
                   Variable Rate, 7/1/27(1)(2)                    894,005
-------------------------------------------------------------------------
                                                             $  8,056,097
-------------------------------------------------------------------------
Insured-Hospital -- 8.2%
-------------------------------------------------------------------------
     $  500        Michigan Health Facilities Authority,
                   (Detroit Medical Group), (AMBAC),
                   5.25%, 8/15/27                            $    522,975
      1,000        Royal Oak Hospital Finance Authority,
                   (William Beaumont Hospital), (MBIA),
                   5.25%, 11/15/35                              1,052,980
      1,000        Saginaw Hospital Finance Authority,
                   (Covenant Medical Center), (MBIA),
                   5.50%, 7/1/24                                1,080,770
-------------------------------------------------------------------------
                                                             $  2,656,725
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.5%
-------------------------------------------------------------------------
     $  300        Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                             $    305,070
        600        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(3)                                   649,290
        455        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                      511,070
      1,250        Wayne Charter County, (Airport
                   Hotel-Detroit Metroplitan Airport),
                   (MBIA), 5.00%, 12/1/30                       1,306,250
-------------------------------------------------------------------------
                                                             $  2,771,680
-------------------------------------------------------------------------
Insured-Student Loan -- 3.2%
-------------------------------------------------------------------------
     $1,000        Michigan Higher Education Student Loan
                   Authority Revenue, (AMBAC), (AMT),
                   5.50%, 6/1/25(4)                          $  1,041,750
-------------------------------------------------------------------------
                                                             $  1,041,750
-------------------------------------------------------------------------
Insured-Transportation -- 12.9%
-------------------------------------------------------------------------
     $  670        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(1)(2)                              $    758,681
        600        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(1)(2)                                   849,462
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (MBIA), (AMT), Variable
                   Rate, 12/1/28(1)(3)                          2,053,940
        525        Wayne Charter County Metropolitan
                   Airport, (MBIA), 5.00%, 12/1/28                544,299
-------------------------------------------------------------------------
                                                             $  4,206,382
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 8.5%
-------------------------------------------------------------------------
     $1,000        Detroit Sewer Disposal, (FGIC),
                   5.125%, 7/1/31                            $  1,053,500
      1,650        Detroit Water Supply System, (FGIC),
                   5.00%, 7/1/30                                1,722,963
-------------------------------------------------------------------------
                                                             $  2,776,463
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.8%
-------------------------------------------------------------------------
     $  250        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $    259,943
-------------------------------------------------------------------------
                                                             $    259,943
-------------------------------------------------------------------------
Transportation -- 2.4%
-------------------------------------------------------------------------
     $  750        Kent County Airport Facility, Variable
                   Rate, 1/1/25(1)(3)                        $    790,125
-------------------------------------------------------------------------
                                                             $    790,125
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 152.4%
   (identified cost $45,328,831)                             $ 49,649,557
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $    432,809
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (53.7)%                                                   $(17,501,298)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 32,581,068
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 47.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 21.0% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 151.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 1.5%
-------------------------------------------------------------------------
    $ 1,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  1,030,130
-------------------------------------------------------------------------
                                                             $  1,030,130
-------------------------------------------------------------------------
Education -- 12.3%
-------------------------------------------------------------------------
    $ 1,485        New Jersey Educational Facilities
                   Authority, (Bloomfield College),
                   6.85%, 7/1/30                             $  1,562,398
      3,935        New Jersey Educational Facilities
                   Authority, (Princeton University),
                   5.00%, 7/1/20                                4,216,471
      2,750        New Jersey Educational Facilities
                   Authority, (Steven's Institute of
                   Technology), 5.25%, 7/1/32                   2,842,345
-------------------------------------------------------------------------
                                                             $  8,621,214
-------------------------------------------------------------------------
Electric Utilities -- 2.2%
-------------------------------------------------------------------------
    $ 1,500        Salem County Pollution Control Financing
                   Authority, (Public Service Enterprise
                   Group, Inc.), (AMT), 5.75%, 4/1/31        $  1,508,280
-------------------------------------------------------------------------
                                                             $  1,508,280
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.3%
-------------------------------------------------------------------------
    $ 1,250        New Jersey EDA, (Kapkowski Mall),
                   Prerefunded to 5/15/14, 6.375%, 4/1/31    $  1,608,362
-------------------------------------------------------------------------
                                                             $  1,608,362
-------------------------------------------------------------------------
Hospital -- 19.9%
-------------------------------------------------------------------------
    $ 1,035        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 5.75%, 7/1/25            $  1,118,142
        550        New Jersey Health Care Facilities
                   Financing Authority, (Burdette Tomlin
                   Memorial Hospital), 5.50%, 7/1/29              569,695
      1,950        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,896,667
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  1,019,430
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                2,128,120
        750        New Jersey Health Care Facilities
                   Financing Authority, (Palisades Medical
                   Center), 6.50%, 7/1/21                         781,072
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,181,180
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
    $ 1,450        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                            $  1,615,039
      1,900        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                     1,948,963
        600        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                       666,972
-------------------------------------------------------------------------
                                                             $ 13,925,280
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.8%
-------------------------------------------------------------------------
    $ 1,000        Gloucester County, Improvements
                   Authority, (Waste Management, Inc.),
                   (AMT), 7.00%, 12/1/29                     $  1,152,370
      1,000        New Jersey EDA, (Anheuser-Busch), (AMT),
                   5.85%, 12/1/30                               1,050,560
      1,500        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        1,116,165
      3,700        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                               4,255,370
-------------------------------------------------------------------------
                                                             $  7,574,465
-------------------------------------------------------------------------
Insured-Education -- 10.1%
-------------------------------------------------------------------------
    $ 1,000        New Jersey Educational Facilities
                   Authority, (Jersey City University),
                   (AMBAC), 5.00%, 7/1/32                    $  1,054,850
        600        New Jersey Educational Facilities
                   Authority, (NJ Institute of Technology),
                   (MBIA), 4.75%, 7/1/31                          617,634
      1,750        New Jersey Educational Facilities
                   Authority, (Ramapo College), (MBIA),
                   5.75%, 7/1/29                                2,000,705
      1,600        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA), Variable
                   Rate, 7/1/33(1)(2)                           1,825,584
      1,500        University of New Jersey Medicine and
                   Dentistry, (AMBAC), 5.00%, 12/1/31           1,585,395
-------------------------------------------------------------------------
                                                             $  7,084,168
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.9%
-------------------------------------------------------------------------
    $ 1,250        Vineland, (Electric Utility), (MBIA),
                   (AMT), 5.25%, 5/15/26                     $  1,334,062
-------------------------------------------------------------------------
                                                             $  1,334,062
-------------------------------------------------------------------------
Insured-General Obligations -- 11.8%
-------------------------------------------------------------------------
    $   700        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/30                            $    742,154
      1,000        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/31                               1,059,480

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
    $ 1,555        Colts Neck Township Board of Education,
                   (FSA), 5.00%, 2/1/26                      $  1,705,135
      1,000        Montgomery Township Board of Education,
                   (MBIA), 5.00%, 8/1/25                        1,067,270
        500        Montgomery Township Board of Education,
                   (MBIA), 5.00%, 4/1/27                          527,815
      1,000        Old Bridge Township Board of Education,
                   (MBIA), 5.00%, 7/15/26                       1,057,720
      2,000        Washington Township, Mercer County Board
                   of Education, (FGIC), 5.00%, 1/1/26          2,113,520
-------------------------------------------------------------------------
                                                             $  8,273,094
-------------------------------------------------------------------------
Insured-Housing -- 0.5%
-------------------------------------------------------------------------
    $   300        New Jersey Housing and Mortgage Finance
                   Agency, Multifamily Housing, (FSA),
                   5.75%, 5/1/25                             $    323,217
-------------------------------------------------------------------------
                                                             $    323,217
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
-------------------------------------------------------------------------
    $ 1,580        New Jersey EDA, (FSA), Variable Rate,
                   5/1/17(1)(3)                              $  2,148,373
-------------------------------------------------------------------------
                                                             $  2,148,373
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.1%
-------------------------------------------------------------------------
    $ 6,000        Garden Preservation Trust and Open Space
                   and Farmland, (FSA), 0.00%, 11/1/25       $  2,133,780
-------------------------------------------------------------------------
                                                             $  2,133,780
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 5.3%
-------------------------------------------------------------------------
    $ 3,575        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  3,671,847
-------------------------------------------------------------------------
                                                             $  3,671,847
-------------------------------------------------------------------------
Insured-Transportation -- 28.1%
-------------------------------------------------------------------------
    $ 4,000        Delaware River and Bay Authority,
                   (AMBAC), 5.75%, 1/1/29(4)                 $  4,567,640
      1,000        Delaware River Port Authority, (FSA),
                   5.625%, 1/1/26                               1,123,120
      3,250        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                                3,701,068
        800        New Jersey Transportation Trust Fund
                   Authority, (MBIA), 5.00%, 12/15/21             853,216
      1,500        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 7/1/23(1)(2)          1,975,590
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 1,100        Port Authority of New York and New
                   Jersey, (AMBAC), 4.75%, 1/15/26           $  1,120,746
      4,000        Port Authority of New York and New
                   Jersey, (JFK International Terminal),
                   (MBIA), (AMT), 5.75%, 12/1/25                4,434,840
      1,630        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(1)(2)                                 1,845,747
-------------------------------------------------------------------------
                                                             $ 19,621,967
-------------------------------------------------------------------------
Insured-Water and Sewer -- 8.1%
-------------------------------------------------------------------------
    $   750        Bayonne Municipal Utilities Authority,
                   Sewer System, (FGIC), 5.00%, 4/1/33       $    793,868
      1,500        Bordentown Sewer Authority, (FGIC),
                   5.375%, 12/1/20                              1,675,365
      1,000        New Jersey Economic Development
                   Authority Water Facilities, (Middlesex
                   Water Co.), (AMBAC), (AMT),
                   5.10%, 1/1/32                                1,053,670
      3,150        Passaic Valley Sewer Commissioners,
                   (FGIC), 2.50%, 12/1/32                       2,144,426
-------------------------------------------------------------------------
                                                             $  5,667,329
-------------------------------------------------------------------------
Nursing Home -- 3.1%
-------------------------------------------------------------------------
    $ 1,000        New Jersey EDA, (Masonic Charity
                   Foundation), 5.50%, 6/1/31                $  1,085,880
        995        New Jersey EDA, (Victoria Health),
                   5.20%, 12/20/36                              1,072,839
-------------------------------------------------------------------------
                                                             $  2,158,719
-------------------------------------------------------------------------
Other Revenue -- 4.9%
-------------------------------------------------------------------------
    $ 1,000        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28              $    971,650
      1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(1)(2)      1,404,630
      1,250        Tobacco Settlement Financing Corp.,
                   Variable Rate, 6/1/39(1)(3)                  1,080,375
-------------------------------------------------------------------------
                                                             $  3,456,655
-------------------------------------------------------------------------
Senior Living / Life Care -- 3.1%
-------------------------------------------------------------------------
    $ 1,100        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/25                             $  1,088,296
      1,100        New Jersey EDA, (United Methodist
                   Homes), 5.75%, 7/1/29                        1,087,482
-------------------------------------------------------------------------
                                                             $  2,175,778
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 19.3%
-------------------------------------------------------------------------
    $ 1,175        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/28                 $  1,221,001
      4,000        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30               4,409,880
      1,500        New Jersey Transportation Trust Fund
                   Authority, Variable Rate, 6/15/17(1)(3)      1,761,645
      2,550        Port Authority of New York and New
                   Jersey, 4.75%, 8/1/33                        2,574,327
      1,600        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/19(2)             2,295,600
      1,175        South Jersey Port Authority, (Marine
                   Terminal), 5.10%, 1/1/33                     1,220,179
-------------------------------------------------------------------------
                                                             $ 13,482,632
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 151.4%
   (identified cost $94,492,870)                             $105,799,352
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.0%                       $  2,071,646
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (54.4)%                                                   $(38,000,000)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 69,870,998
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 47.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 8.1% to 18.3% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 148.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 2.4%
-------------------------------------------------------------------------
     $1,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19     $  1,030,130
      1,150        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                1,073,548
-------------------------------------------------------------------------
                                                             $  2,103,678
-------------------------------------------------------------------------
Education -- 8.1%
-------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (Marist College),
                   5.00%, 7/1/20                             $  1,032,360
        500        New York Dormitory Authority, (City
                   University), 5.25%, 7/1/31                     570,210
      4,025        New York Dormitory Authority,
                   (Rockefeller University), 4.75%, 7/1/37      4,114,757
      1,285        New York Dormitory Authority,
                   (University Educational Facility),
                   4.75%, 5/15/28                               1,297,940
-------------------------------------------------------------------------
                                                             $  7,015,267
-------------------------------------------------------------------------
Electric Utilities -- 10.8%
-------------------------------------------------------------------------
     $2,000        Long Island Power Authority,
                   5.50%, 12/1/23                            $  2,177,300
      1,655        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/26               1,760,457
      1,000        Long Island Power Authority, Electric
                   System Revenue, 5.375%, 9/1/25               1,045,310
      4,100        New York Power Authority,
                   5.25%, 11/15/40                              4,339,768
-------------------------------------------------------------------------
                                                             $  9,322,835
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.7%
-------------------------------------------------------------------------
     $2,000        New York City Transitional Finance
                   Authority, Prerefunded to 5/15/10,
                   6.00%, 11/15/29                           $  2,450,540
      3,000        New York City Transitional Finance
                   Authority, Prerefunded to 8/15/09,
                   6.00%, 8/15/29                               3,663,510
      1,545        New York Dormitory Authority,
                   (University Educational Facility),
                   Prerefunded to 5/15/08, 4.75%, 5/15/28       1,757,098
      2,500        Tompkins County IDA, (Cornell
                   University), Prerefunded to 3/1/10,
                   5.75%, 7/1/30                                3,031,925
-------------------------------------------------------------------------
                                                             $ 10,903,073
-------------------------------------------------------------------------
General Obligations -- 6.0%
-------------------------------------------------------------------------
     $4,630        New York City, 6.00%, 8/1/16              $  5,143,467
-------------------------------------------------------------------------
                                                             $  5,143,467
-------------------------------------------------------------------------
Health Care-Miscellaneous -- 6.6%
-------------------------------------------------------------------------
     $1,250        New York City IDA, (A Very Special
                   Place, Inc.), 5.75%, 1/1/29               $  1,044,437
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
-------------------------------------------------------------------------
     $1,500        New York City IDA, (Ohel Children's
                   Home), 6.00%, 3/15/23                     $  1,362,405
        225        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of LI),
                   7.50%, 9/1/15                                  237,863
        230        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of LI),
                   7.50%, 9/1/15                                  243,149
      2,600        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                    2,750,566
-------------------------------------------------------------------------
                                                             $  5,638,420
-------------------------------------------------------------------------
Hospital -- 13.3%
-------------------------------------------------------------------------
     $  245        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $    233,213
        500        Chautauqua County IDA, (Womans Christian
                   Association), 6.40%, 11/15/29                  477,345
      1,250        Fulton County IDA, (Nathan Littauer
                   Hospital), 6.00%, 11/1/18                    1,127,700
        400        Nassau County, IDA, Civic Facility
                   Revenue, (North Shore Health System),
                   6.25%, 11/1/21                                 403,540
      3,200        New York City Health and Hospital Corp.,
                   5.25%, 2/15/17                               3,364,640
        300        New York City Health and Hospital Corp.,
                   (Health System), 5.375%, 2/15/26               312,789
        500        New York City Industrial Development
                   Agency Civic, (Staten Island University
                   Hospital), 6.45%, 7/1/32                       538,085
      1,500        New York Dormitory Authority Revenue,
                   (Lenox Hill Hospital), 5.50%, 7/1/30         1,579,905
      1,250        Oneida County IDA, (St. Elizabeth
                   Hospital), 5.75%, 12/1/19                    1,139,462
      2,105        Suffolk County Industrial Development
                   Agency Civic Facility, (Huntington
                   Hospital), 6.00%, 11/1/22                    2,278,768
-------------------------------------------------------------------------
                                                             $ 11,455,447
-------------------------------------------------------------------------
Industrial Development Revenue -- 5.4%
-------------------------------------------------------------------------
     $1,500        New York City, NY, Industrial
                   Development Agency, (American Airlines,
                   Inc.-JFK International Airport), (AMT),
                   8.00%, 8/1/12                             $    607,680
        775        Onandaga County IDA, (AMT),
                   6.125%, 1/1/32                                 790,422
      2,500        Onondaga County IDA, (Anheuser-Busch),
                   (AMT), 6.25%, 12/1/34                        2,727,225
        550        Port Authority of New York and New
                   Jersey, (Continental Airlines), (AMT),
                   9.125%, 12/1/15                                556,985
-------------------------------------------------------------------------
                                                             $  4,682,312
-------------------------------------------------------------------------
Insured-Education -- 8.1%
-------------------------------------------------------------------------
     $1,200        New York Dormitory Authority, (Cooper
                   Union), (MBIA), 6.25%, 7/1/29             $  1,427,292

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Education (continued)
-------------------------------------------------------------------------
     $4,500        New York Dormitory Authority, (New York
                   University), (MBIA), 5.75%, 7/1/27        $  5,550,255
-------------------------------------------------------------------------
                                                             $  6,977,547
-------------------------------------------------------------------------
Insured-Electric Utilities -- 0.9%
-------------------------------------------------------------------------
     $  750        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $    810,255
-------------------------------------------------------------------------
                                                             $    810,255
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 12.0%
-------------------------------------------------------------------------
     $1,500        Metropolitan Transportation Authority of
                   New York, Escrowed to Maturity, (FGIC),
                   4.75%, 7/1/26                             $  1,589,805
      1,400        Metropolitan Transportation Authority of
                   New York, Escrowed to Maturity, (FGIC),
                   4.75%, 7/1/26                                1,496,530
      1,000        Metropolitan Transportation Authority of
                   New York, Escrowed to Maturity, (FGIC),
                   4.875%, 7/1/18                               1,107,560
      4,005        Metropolitan Transportation Authority of
                   New York, Prerefunded to 10/1/14, (FSA),
                   5.25%, 4/1/23                                4,778,165
      1,250        New York Local Government Assistance
                   Corp., (AMBAC), Prerefunded to 4/1/05,
                   6.00%, 4/1/24                                1,386,362
-------------------------------------------------------------------------
                                                             $ 10,358,422
-------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
-------------------------------------------------------------------------
     $1,750        Puerto Rico General Obligation, FSA,
                   Variable Rate, 7/1/27(1)(2)               $  2,235,013
-------------------------------------------------------------------------
                                                             $  2,235,013
-------------------------------------------------------------------------
Insured-Hospital -- 11.6%
-------------------------------------------------------------------------
     $5,000        New York Dormitory Authority, (Memorial
                   Sloan Kettering Cancer Center), (MBIA),
                   5.50%, 7/1/23(3)                          $  5,902,200
      4,000        New York Dormitory Authority, (Municipal
                   Health Facilities Improvement), (FSA),
                   4.75%, 1/15/29                               4,077,960
-------------------------------------------------------------------------
                                                             $  9,980,160
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.3%
-------------------------------------------------------------------------
     $1,000        New York Dormitory Authority,
                   (Department Health), (MBIA),
                   5.50%, 7/1/25                             $  1,108,180
-------------------------------------------------------------------------
                                                             $  1,108,180
-------------------------------------------------------------------------
Insured-Miscellaneous -- 1.5%
-------------------------------------------------------------------------
     $1,000        New York City, Trust for Cultural
                   Resources, (AMBAC), Variable Rate,
                   7/1/29(1)(4)                              $  1,322,200
-------------------------------------------------------------------------
                                                             $  1,322,200
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.0%
-------------------------------------------------------------------------
     $1,175        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(1)(4)                              $  1,271,526
      1,190        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                    1,336,644
-------------------------------------------------------------------------
                                                             $  2,608,170
-------------------------------------------------------------------------
Insured-Transportation -- 15.6%
-------------------------------------------------------------------------
     $2,325        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(1)(4)        $  3,264,184
      3,750        New York Thruway Authority, (Highway and
                   Bridge), (AMBAC), 5.125%, 4/1/20             4,088,438
      2,735        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT), 5.625%, 4/1/29                2,959,844
      1,750        Niagara Frontier Airport Authority,
                   (Buffalo Niagara International Airport),
                   (MBIA), (AMT), Variable
                   Rate, 4/1/29(1)(4)                           2,037,735
      1,000        Port Authority of New York and New
                   Jersey, (FSA), 5.00%, 4/15/32                1,059,140
-------------------------------------------------------------------------
                                                             $ 13,409,341
-------------------------------------------------------------------------
Insured-Water and Sewer -- 2.6%
-------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, (FGIC), 5.50%, 6/15/32         $  2,253,860
-------------------------------------------------------------------------
                                                             $  2,253,860
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.6%
-------------------------------------------------------------------------
     $4,385        New York Dormitory Authority, (Court
                   Facility), 6.00%, 5/15/39                 $  4,792,849
-------------------------------------------------------------------------
                                                             $  4,792,849
-------------------------------------------------------------------------
Miscellaneous -- 3.6%
-------------------------------------------------------------------------
     $1,285        Albany Industrial Development Agency
                   Civic Facility, (Charitable Leadership),
                   5.75%, 7/1/26                             $  1,329,153
      1,250        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)      1,749,313
-------------------------------------------------------------------------
                                                             $  3,078,466
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
-------------------------------------------------------------------------
     $1,250        Mount Vernon IDA, (Wartburg Senior
                   Housing, Inc. - Meadowview),
                   6.20%, 6/1/29                             $  1,204,750
      1,000        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                               1,054,700
-------------------------------------------------------------------------
                                                             $  2,259,450
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
-------------------------------------------------------------------------
     $1,040        New York State Local Government
                   Assistance Corp., 5.00%, 4/1/21           $  1,148,493
-------------------------------------------------------------------------
                                                             $  1,148,493
-------------------------------------------------------------------------
Transportation -- 3.0%
-------------------------------------------------------------------------
     $1,800        Port Authority of New York and New
                   Jersey, Variable Rate, 3/1/19(2)          $  2,582,550
-------------------------------------------------------------------------
                                                             $  2,582,550
-------------------------------------------------------------------------
Water and Sewer -- 7.6%
-------------------------------------------------------------------------
     $1,500        New York City Municipal Water Finance
                   Authority, 5.25%, 6/15/29                 $  1,563,600
      3,500        New York City Municipal Water Finance
                   Authority, 5.75%, 6/15/29                    3,952,585
      1,000        New York Environmental Facility Corp.,
                   Clean Water, 5.00%, 6/15/28                  1,054,650
-------------------------------------------------------------------------
                                                             $  6,570,835
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 148.2%
   (identified cost $114,394,185)                            $127,760,290
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.4%                       $  2,954,006
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (51.6)%                                                   $(44,501,598)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 86,212,698
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 40.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.0% to 17.4% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 151.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 0.9%
-------------------------------------------------------------------------
     $  400        Ohio Water Development Authority, Solid
                   Waste Disposal, (Bay Shore Power),
                   (AMT), 5.875%, 9/1/20                     $    373,464
-------------------------------------------------------------------------
                                                             $    373,464
-------------------------------------------------------------------------
Education -- 3.8%
-------------------------------------------------------------------------
     $1,500        Ohio Higher Educational Facilities
                   Authority, (Oberlin College), Variable
                   Rate, 10/1/29(1)(2)                       $  1,628,265
-------------------------------------------------------------------------
                                                             $  1,628,265
-------------------------------------------------------------------------
Electric Utilities -- 5.4%
-------------------------------------------------------------------------
     $  500        Clyde Electric System Revenue, (AMT),
                   6.00%, 11/15/14                           $    529,680
      1,750        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20              1,789,917
-------------------------------------------------------------------------
                                                             $  2,319,597
-------------------------------------------------------------------------
General Obligations -- 6.7%
-------------------------------------------------------------------------
     $1,000        Delaware County, 6.00%, 12/1/25           $  1,180,780
      1,530        Hamilton City School District,
                   5.625%, 12/1/24                              1,724,325
-------------------------------------------------------------------------
                                                             $  2,905,105
-------------------------------------------------------------------------
Hospital -- 21.8%
-------------------------------------------------------------------------
     $  550        Cuyahoga County, (Cleveland Clinic
                   Health System), 5.50%, 1/1/29             $    578,452
      1,500        Erie County Hospital Facilities,
                   (Firelands Regional Medical Center),
                   5.625%, 8/15/32                              1,573,500
      2,000        Franklin County, (Childrens Hospital),
                   5.20%, 5/1/29                                2,053,840
        625        Highland County, (Joint Township
                   Hospital District), 6.75%, 12/1/29             592,631
        400        Mahoning County Hospital Facility,
                   (Forum Health Obligation Group),
                   6.00%, 11/15/32                                424,724
      1,250        Parma Community General Hospital
                   Association, 5.35%, 11/1/18                  1,304,050
      1,750        Parma Community General Hospital
                   Association, 5.375%, 11/1/29                 1,790,180
      1,000        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                             1,084,800
-------------------------------------------------------------------------
                                                             $  9,402,177
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Housing -- 2.4%
-------------------------------------------------------------------------
     $1,000        Multifamily Housing, (Tyler's Creek),
                   (AMT), 6.00%, 11/1/33                     $  1,042,870
-------------------------------------------------------------------------
                                                             $  1,042,870
-------------------------------------------------------------------------
Industrial Development Revenue -- 19.8%
-------------------------------------------------------------------------
     $1,250        Cleveland Airport, (Continental
                   Airlines), (AMT), 5.70%, 12/1/19          $    740,063
      1,300        Dayton Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18          1,066,260
      3,000        Moraine Solid Waste Disposal, (General
                   Motors Corp.), (AMT), 5.65%, 7/1/24          3,012,720
      1,250        Ohio Environmental Facilities, (Ford
                   Motor), (AMT), 5.95%, 9/1/29                 1,255,925
      2,250        Ohio Water Development Authority,
                   (Anheuser-Busch), (AMT), 6.00%, 8/1/38       2,428,020
-------------------------------------------------------------------------
                                                             $  8,502,988
-------------------------------------------------------------------------
Insured-Certificates of Participation -- 3.8%
-------------------------------------------------------------------------
     $1,500        Cleveland, Certificates of
                   Participation, (Cleveland Stadium),
                   (AMBAC), 5.25%, 11/15/22                  $  1,627,770
-------------------------------------------------------------------------
                                                             $  1,627,770
-------------------------------------------------------------------------
Insured-Education -- 13.9%
-------------------------------------------------------------------------
     $1,500        Cleveland State University, (FGIC),
                   5.00%, 6/1/33                             $  1,582,755
      1,000        Ohio Higher Educational Facilities,
                   (University of Dayton), (AMBAC),
                   5.50%, 12/1/30                               1,107,670
      1,500        University of Akron, (FGIC), Variable
                   Rate, 1/1/29(1)(2)                           1,925,775
      1,250        University of Cincinnati, (FGIC),
                   5.25%, 6/1/24                                1,356,713
-------------------------------------------------------------------------
                                                             $  5,972,913
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
-------------------------------------------------------------------------
     $2,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/25            $    731,080
      3,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/26               1,040,010
-------------------------------------------------------------------------
                                                             $  1,771,090
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.2%
-------------------------------------------------------------------------
     $  500        Cuyahoga County, (Cleveland Clinic),
                   (MBIA), Escrowed to Maturity,
                   5.125%, 1/1/29(3)                         $    523,610
-------------------------------------------------------------------------
                                                             $    523,610
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 21.4%
-------------------------------------------------------------------------
     $1,000        Lima City School District, (AMBAC),
                   5.50%, 12/1/22                            $  1,123,340
        500        Lima City School District, (AMBAC),
                   6.00%, 12/1/22                                 593,110
      1,705        Plain Local School District, (FGIC),
                   5.00%, 12/1/30                               1,804,248
      1,000        Puerto Rico General Obligation, FSA,
                   Variable Rate, 7/1/27(2)(4)                  1,277,150
      1,250        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                               1,279,125
      2,860        Springfield City School District Clark
                   County, (FGIC), 5.20%, 12/1/23               3,127,896
-------------------------------------------------------------------------
                                                             $  9,204,869
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 11.0%
-------------------------------------------------------------------------
     $2,500        Delaware County, Sewer District, (MBIA),
                   4.75%, 12/1/24                            $  2,570,675
      2,000        Hamiliton County Sales Tax Revenue,
                   (AMBAC), 5.25%, 12/1/32                      2,153,820
-------------------------------------------------------------------------
                                                             $  4,724,495
-------------------------------------------------------------------------
Insured-Transportation -- 11.4%
-------------------------------------------------------------------------
     $1,325        Cleveland Airport System Revenue, (FSA),
                   5.00%, 1/1/31                             $  1,381,392
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/24                               1,190,160
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/26                               1,186,560
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(2)(4)                                 1,132,360
-------------------------------------------------------------------------
                                                             $  4,890,472
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.2%
-------------------------------------------------------------------------
     $1,300        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $  1,379,495
-------------------------------------------------------------------------
                                                             $  1,379,495
-------------------------------------------------------------------------
Miscellaneous -- 3.2%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(4)   $  1,399,450
-------------------------------------------------------------------------
                                                             $  1,399,450
-------------------------------------------------------------------------
Nursing Home -- 5.0%
-------------------------------------------------------------------------
     $1,755        Cuyahoga County, Health Care Facilities,
                   (Benjamin Rose Institute),
                   5.50%, 12/1/28                            $  1,609,932
        630        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                                  554,954
-------------------------------------------------------------------------
                                                             $  2,164,886
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Pooled Loans -- 7.5%
-------------------------------------------------------------------------
     $1,020        Ohio Economic Development, (Ohio
                   Enterprise Bond Fund), (AMT),
                   5.85%, 12/1/22                            $  1,092,930
      1,000        Rickenbacker Port Authority, Oasbo
                   Expanded Asset Pooled Loan,
                   5.375%, 1/1/32                               1,113,120
      1,100        Toledo-Lucas County Port Authority,
                   5.40%, 5/15/19                               1,020,635
-------------------------------------------------------------------------
                                                             $  3,226,685
-------------------------------------------------------------------------
Special Tax Revenue -- 5.4%
-------------------------------------------------------------------------
     $  600        Cleveland-Cuyahoga County Port
                   Authority, 7.00%, 12/1/18                 $    614,556
      1,420        Cuyahoga County, Economic Development,
                   (Shaker Square), 6.75%, 12/1/30              1,695,636
-------------------------------------------------------------------------
                                                             $  2,310,192
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 151.9%
   (identified cost $60,698,852)                             $ 65,370,393
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                       $  1,165,092
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (54.6)%                                                   $(23,502,829)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 43,032,656
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Ohio municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 18.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 152.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Cogeneration -- 3.7%
-------------------------------------------------------------------------
    $   470        Carbon County IDA, (Panther Creek
                   Partners), (AMT), 6.65%, 5/1/10           $    494,825
        500        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              508,620
        500        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10        518,180
-------------------------------------------------------------------------
                                                             $  1,521,625
-------------------------------------------------------------------------
Education -- 8.6%
-------------------------------------------------------------------------
    $ 1,500        Pennsylvania HEFA, (Drexel University),
                   6.00%, 5/1/29                             $  1,635,645
      1,300        Pennsylvania HEFA, (University of
                   Pennsylvania), 4.625%, 7/15/30               1,306,409
        600        Philadelphia HEFA, (Chestnut Hill
                   College), 6.00%, 10/1/29                       600,918
-------------------------------------------------------------------------
                                                             $  3,542,972
-------------------------------------------------------------------------
Electric Utilities -- 1.5%
-------------------------------------------------------------------------
    $   600        York County, IDA, Pollution Control,
                   (Public Service Enterprise Group, Inc.),
                   5.50%, 9/1/20                             $    601,878
-------------------------------------------------------------------------
                                                             $    601,878
-------------------------------------------------------------------------
Health Care -- Miscellaneous -- 5.3%
-------------------------------------------------------------------------
    $   600        Allegheny County, IDA, (Residential
                   Resources, Inc.), 6.50%, 9/1/21           $    599,286
      1,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29                  1,586,730
-------------------------------------------------------------------------
                                                             $  2,186,016
-------------------------------------------------------------------------
Hospital -- 7.4%
-------------------------------------------------------------------------
    $   300        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Allegheny
                   Health System), 9.25%, 11/15/30           $    335,583
      1,250        Lehigh County, General Purpose
                   Authority, (Lehigh Valley Health
                   Network), 5.25%, 7/1/32                      1,269,525
        850        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                 909,211
        500        Washington County Hospital Authority,
                   (Monongahela Hospital), 5.50%, 6/1/17          538,525
-------------------------------------------------------------------------
                                                             $  3,052,844
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Industrial Development Revenue -- 5.1%
-------------------------------------------------------------------------
    $   500        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19                      $    447,495
      1,000        Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                               1,059,720
      1,550        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                604,547
-------------------------------------------------------------------------
                                                             $  2,111,762
-------------------------------------------------------------------------
Insured-Education -- 23.1%
-------------------------------------------------------------------------
    $   900        Lycoming County Authority, (Pennsylvania
                   College of Technology), (AMBAC),
                   5.25%, 5/1/32                             $    965,853
      1,000        Northampton County HEFA, (Lafayette
                   College), (MBIA), 5.00%, 11/1/27             1,031,780
      1,000        Pennsylvania HEFA, (Bryn Mawr College),
                   (AMBAC), 5.125%, 12/1/29                     1,054,860
      2,000        Pennsylvania HEFA, (State System Higher
                   Education), (FSA), 5.00%, 6/15/24            2,103,740
      2,000        Pennsylvania HEFA, (Temple University),
                   (MBIA), 5.00%, 4/1/29(1)                     2,076,080
        600        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA), Variable
                   Rate, 7/1/33(2)(3)                             684,594
      1,500        University of Pittsburgh, (MBIA),
                   5.00%, 6/1/21                                1,596,855
-------------------------------------------------------------------------
                                                             $  9,513,762
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.4%
-------------------------------------------------------------------------
    $   600        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)       $    764,472
        835        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(2)(3)                                 1,063,890
-------------------------------------------------------------------------
                                                             $  1,828,362
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 5.4%
-------------------------------------------------------------------------
    $ 1,000        Berks County Municipal Authority,
                   (Reading Hospital and Medical Center),
                   (FSA), Prerefunded to 11/1/09 @ 102,
                   6.00%, 11/1/29                            $  1,233,040
      2,000        Westmoreland County Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                                 994,080
-------------------------------------------------------------------------
                                                             $  2,227,120
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Gas Utilities -- 3.4%
-------------------------------------------------------------------------
    $ 1,325        Philadelphia Natural Gas Works, (FSA),
                   Variable
                   Rate, 7/1/28(4)                           $  1,403,705
-------------------------------------------------------------------------
                                                             $  1,403,705
-------------------------------------------------------------------------
Insured-General Obligations -- 17.5%
-------------------------------------------------------------------------
    $ 1,825        Hopewell School District, (FSA),
                   0.00%, 9/1/25                             $    633,750
      1,000        McKeesport Area School District, (FGIC),
                   0.00%, 10/1/31                                 253,670
      2,000        Philadelphia General Obligation, (FSA),
                   5.00%, 3/15/28                               2,091,320
      1,125        Philadelphia School District, (FSA),
                   5.50%, 2/1/31                                1,246,579
      1,500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,596,150
      1,000        Puerto Rico General Obligation, FSA,
                   Variable Rate, 7/1/27(2)(3)                  1,277,150
        250        Southeast Delco Area School District,
                   (MBIA), 0.00%, 2/1/24                           94,035
-------------------------------------------------------------------------
                                                             $  7,192,654
-------------------------------------------------------------------------
Insured-Hospital -- 15.2%
-------------------------------------------------------------------------
    $ 1,000        Dauphin County General Authority,
                   (Pinnacle Health System), (MBIA),
                   5.50%, 5/15/27                            $  1,081,840
        500        Delaware County Authority, (Catholic
                   Health East), (AMBAC), 4.875%, 11/15/26        509,380
      1,500        Lehigh County General Purpose Authority,
                   (Lehigh Valley Health Network), (MBIA),
                   5.25%, 7/1/29                                1,583,190
      3,000        Montgomery County HEFA, (Abington
                   Memorial Hospital), (AMBAC),
                   5.00%, 6/1/28                                3,094,620
-------------------------------------------------------------------------
                                                             $  6,269,030
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.2%
-------------------------------------------------------------------------
    $ 1,000        Pittsburgh and Allegheny County Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $  1,051,430
        595        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                      668,322
-------------------------------------------------------------------------
                                                             $  1,719,752
-------------------------------------------------------------------------
Insured-Transportation -- 15.6%
-------------------------------------------------------------------------
    $ 1,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                             $  1,050,030
      3,100        Pennsylvania Turnpike Commision Oil
                   Franchise, (AMBAC), 4.75%, 12/1/27           3,158,900
      1,005        Philadelphia Parking Authority, (AMBAC),
                   5.25%, 2/15/29                               1,073,903
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $   800        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   1/1/19(2)(3)                              $  1,132,616
-------------------------------------------------------------------------
                                                             $  6,415,449
-------------------------------------------------------------------------
Insured-Water and Sewer -- 15.7%
-------------------------------------------------------------------------
    $   500        Allegheny County Sanitation and Sewer
                   Authority, (MBIA), 5.00%, 12/1/19         $    545,925
      1,000        Allegheny County Sanitation and Sewer
                   Authority, (MBIA), 5.50%, 12/1/24            1,113,250
        500        Delaware County IDA, (Water Facilities),
                   (FGIC), (AMT), 6.00%, 6/1/29                   574,490
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), 5.00%, 11/1/31                       1,053,320
      3,000        Pittsburgh Water and Sewer Authority,
                   (AMBAC), 5.125%, 12/1/31                     3,180,150
-------------------------------------------------------------------------
                                                             $  6,467,135
-------------------------------------------------------------------------
Miscellaneous -- 1.4%
-------------------------------------------------------------------------
    $   600        Philadelphia IDA, (Franklin Institute),
                   5.20%, 6/15/26                            $    573,690
-------------------------------------------------------------------------
                                                             $    573,690
-------------------------------------------------------------------------
Nursing Home -- 2.1%
-------------------------------------------------------------------------
    $   500        Clarion County IDA, (Beverly
                   Enterprises, Inc.), 5.875%, 5/1/07        $    493,200
        400        Cumberland County IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 10/1/08             390,892
-------------------------------------------------------------------------
                                                             $    884,092
-------------------------------------------------------------------------
Senior Living / Life Care -- 8.5%
-------------------------------------------------------------------------
    $   600        Bucks County, IDA, (Pennswood),
                   6.00%, 10/1/27                            $    634,266
        490        Cliff House Trust (AMT), 6.625%, 6/1/27        441,093
        500        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                                 493,535
        400        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 423,796
        500        Lancaster County Hospital Authority,
                   (Health Center), 5.875%, 6/1/31                522,605
        925        Montgomery County HEFA, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/30                      995,975
-------------------------------------------------------------------------
                                                             $  3,511,270
-------------------------------------------------------------------------
Transportation -- 4.3%
-------------------------------------------------------------------------
    $   600        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/28                 $    623,490

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF MAY 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation (continued)
-------------------------------------------------------------------------
    $   395        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $    409,741
        500        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                                 500,855
        250        Pennsylvania EDA, (Amtrak), (AMT),
                   6.25%, 11/1/31                                 215,795
-------------------------------------------------------------------------
                                                             $  1,749,881
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 152.4%
   (identified cost $58,241,111)                             $ 62,772,999
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $    919,847
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (54.6)%                                                   $(22,503,461)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 41,189,385
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2003, 68.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.3% to 23.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2003

                                CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $154,368,886    $ 93,796,473       $56,177,670       $45,328,831
   Unrealized appreciation          16,705,606       7,490,168         5,781,996         4,320,726
----------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $171,074,492    $101,286,641       $61,959,666       $49,649,557
----------------------------------------------------------------------------------------------------
Cash                              $    117,804    $    187,228       $        --       $        --
Receivable for investments
   sold                                  6,849              --                --                --
Interest receivable                  2,573,753       1,194,929         1,161,617           744,595
Receivable for daily variation
   margin on open financial
   futures contracts                        --          11,987            10,312             6,894
Prepaid expenses                         5,215           4,135             4,085             1,621
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $173,778,113    $102,684,920       $63,135,680       $50,402,667
----------------------------------------------------------------------------------------------------
Liabilities
----------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts              $     44,147    $         --       $        --       $        --
Due to bank                                 --              --           147,347           287,950
Payable to affiliate for
   Trustees' fees                        1,454           1,081               311               521
Accrued expenses                        54,318          44,573            41,518            31,830
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $     99,919    $     45,654       $   189,176       $   320,301
----------------------------------------------------------------------------------------------------
Auction preferred shares at
   liquidation value plus
   cumulative
   unpaid dividends               $ 59,001,285    $ 35,503,204       $21,502,941       $17,501,298
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                  $114,676,909    $ 67,136,062       $41,443,563       $32,581,068
----------------------------------------------------------------------------------------------------
Sources of Net Assets
----------------------------------------------------------------------------------------------------
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized              $     71,773    $     42,386       $    26,528       $    20,923
Additional paid-in capital         106,399,318      62,964,801        39,249,148        31,083,981
Accumulated net realized loss
   (computed on the basis of
   identified cost)                 (9,627,665)     (4,078,465)       (4,012,381)       (3,170,052)
Accumulated undistributed net
   investment income                 1,357,218         847,286           517,705           388,832
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 16,476,265       7,360,054         5,662,563         4,257,384
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                  $114,676,909    $ 67,136,062       $41,443,563       $32,581,068
----------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
----------------------------------------------------------------------------------------------------
                                         2,360           1,420               860               700
----------------------------------------------------------------------------------------------------
Common Shares Outstanding
----------------------------------------------------------------------------------------------------
                                     7,177,287       4,238,608         2,652,767         2,092,265
----------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                    $      15.98    $      15.84       $     15.62       $     15.57
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MAY 31, 2003

                                      NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $ 94,492,870     $114,394,185   $60,698,852     $58,241,111
   Unrealized appreciation                11,306,482       13,366,105     4,671,541       4,531,888
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $105,799,352     $127,760,290   $65,370,393     $62,772,999
-------------------------------------------------------------------------------------------------------
Cash                                    $         --     $    802,622   $        --     $        --
Receivable for investments sold              173,582               --            --              --
Interest receivable                        2,240,510        2,215,821     1,253,283       1,195,929
Receivable for daily variation
   margin on open financial
   futures contracts                          14,733            9,675         7,740           6,230
Prepaid expenses                               4,151            3,165         4,106           1,659
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $108,232,328     $130,791,573   $66,635,522     $63,976,817
-------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------
Due to bank                             $    314,880     $         --   $    58,625     $   248,898
Payable to affiliate for Trustees'
   fees                                        1,081              866           311             532
Accrued expenses                              45,369           76,411        41,101          34,541
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $    361,330     $     77,277   $   100,037     $   283,971
-------------------------------------------------------------------------------------------------------
Auction preferred shares at
   liquidation value plus cumulative
   unpaid dividends                     $ 38,000,000     $ 44,501,598   $23,502,829     $22,503,461
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES                               $ 69,870,998     $ 86,212,698   $43,032,656     $41,189,385
-------------------------------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value,
   unlimited number of
   shares authorized                    $     45,567     $     53,551   $    28,005     $    26,688
Additional paid-in capital                67,629,258       79,461,619    41,596,585      39,644,641
Accumulated net realized loss
   (computed on the basis of
   identified cost)                       (9,791,121)      (7,604,929)   (3,769,944)     (3,550,752)
Accumulated undistributed net
   investment income                         846,437          999,277       556,809         605,258
Net unrealized appreciation
   (computed on the basis of
   identified cost)                       11,140,857       13,303,180     4,621,201       4,463,550
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES                               $ 69,870,998     $ 86,212,698   $43,032,656     $41,189,385
-------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
-------------------------------------------------------------------------------------------------------
                                               1,520            1,780           940             900
-------------------------------------------------------------------------------------------------------
Common Shares Outstanding
-------------------------------------------------------------------------------------------------------
                                           4,556,699        5,355,058     2,800,538       2,668,807
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
   SHARES  DIVIDED BY COMMON SHARES
   ISSUED AND OUTSTANDING               $      15.33     $      16.10   $     15.37     $     15.43
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2003

                                      CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest                                $ 4,839,412      $2,903,829        $1,804,314         $1,444,502
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 4,839,412      $2,903,829        $1,804,314         $1,444,502
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   583,160      $  348,116        $  212,451         $  169,748
Administration fee                          166,617          99,462            60,700             48,499
Trustees fees and expenses                    4,569           3,049               902              1,035
Legal and accounting services                19,806          18,018            17,351             18,007
Printing and postage                         13,524           9,678             7,060              5,417
Custodian fee                                32,674          25,450            15,655             13,410
Transfer and dividend disbursing
   agent                                     55,320          34,378            24,897             17,180
Preferred shares remarketing agent
   fee                                       73,548          44,253            26,801             21,695
Miscellaneous                                12,530           9,853             9,262             11,766
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   961,748      $  592,257        $  375,079         $  306,757
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 3,877,664      $2,311,572        $1,429,235         $1,137,745
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $    97,721      $  453,109        $  246,811         $  (65,856)
   Financial futures contracts           (1,496,950)       (855,400)         (538,679)          (645,164)
----------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                       $(1,399,229)     $ (402,291)       $ (291,868)        $ (711,020)
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $11,416,455      $5,188,128        $3,735,875         $3,216,655
   Financial futures contracts             (229,341)       (130,114)         (119,433)           (91,720)
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $11,187,114      $5,058,014        $3,616,442         $3,124,935
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN        $ 9,787,885      $4,655,723        $3,324,574         $2,413,915
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS                         $  (278,821)     $ (173,462)       $ (104,436)        $  (85,345)
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $13,386,728      $6,793,833        $4,649,373         $3,466,315
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MAY 31, 2003

                                      NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST  PENNSYLVANIA TRUST
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest                                $ 3,135,286       $3,685,734    $1,894,254      $1,835,988
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 3,135,286       $3,685,734    $1,894,254      $1,835,988
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   364,331       $  441,377    $  225,121      $  215,444
Administration fee                          104,095          126,108        64,320          61,556
Trustees fees and expenses                    3,050            3,576           903           1,046
Legal and accounting services                17,808           21,153        17,365          18,287
Printing and postage                         10,829            2,063         7,747           6,191
Custodian fee                                25,279           30,136        17,142          14,651
Transfer and dividend disbursing
   agent                                     36,013           41,221        23,350          21,933
Preferred shares remarketing agent
   fee                                       47,369           55,472        29,295          28,048
Miscellaneous                                 9,569           17,560         8,936          12,256
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   618,343       $  738,666    $  394,179      $  379,412
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $        --       $    4,299    $    5,694      $       --
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $        --       $    4,299    $    5,694      $       --
------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   618,343       $  734,367    $  388,485      $  379,412
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 2,516,943       $2,951,367    $1,505,769      $1,456,576
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $(1,196,337)      $  502,737    $  221,855      $  133,229
   Financial futures contracts             (911,611)        (753,952)     (626,754)       (427,700)
------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                       $(2,107,948)      $ (251,215)   $ (404,899)     $ (294,471)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $ 8,029,834       $6,934,473    $3,866,923      $3,408,640
   Financial futures contracts             (165,625)         (62,925)      (50,340)        (68,338)
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $ 7,864,209       $6,871,548    $3,816,583      $3,340,302
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN        $ 5,756,261       $6,620,333    $3,411,684      $3,045,831
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS                         $  (184,909)      $ (208,753)   $ (113,181)     $ (120,257)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 8,088,295       $9,362,947    $4,804,272      $4,382,150
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  3,877,664     $ 2,311,572       $ 1,429,235       $ 1,137,745
   Net realized loss                   (1,399,229)       (402,291)         (291,868)         (711,020)
   Net change in unrealized
      appreciation (depreciation)      11,187,114       5,058,014         3,616,442         3,124,935
   Distributions to preferred
      shareholders                       (278,821)       (173,462)         (104,436)          (85,345)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 13,386,728     $ 6,793,833       $ 4,649,373       $ 3,466,315
-------------------------------------------------------------------------------------------------------
Distributions to common
   shareholders --
   From net investment income        $ (3,412,886)    $(2,088,345)      $(1,272,297)      $(1,015,092)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                      $ (3,412,886)    $(2,088,345)      $(1,272,297)      $(1,015,092)
-------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions
      to common shareholders         $         --     $   128,331       $   271,950       $    65,473
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS        $         --     $   128,331       $   271,950       $    65,473
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $  9,973,842     $ 4,833,819       $ 3,649,026       $ 2,516,696
-------------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
-------------------------------------------------------------------------------------------------------
At beginning of period               $104,703,067     $62,302,243       $37,794,537       $30,064,372
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $114,676,909     $67,136,062       $41,443,563       $32,581,068
-------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets applicable to common shares
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $  1,357,218     $   847,286       $   517,705       $   388,832
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MAY 31, 2003

INCREASE (DECREASE) IN NET ASSETS  NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $ 2,516,943      $ 2,951,367    $ 1,505,769     $ 1,456,576
   Net realized loss                  (2,107,948)        (251,215)      (404,899)       (294,471)
   Net change in unrealized
      appreciation (depreciation)      7,864,209        6,871,548      3,816,583       3,340,302
   Distributions to preferred
      shareholders                      (184,909)        (208,753)      (113,181)       (120,257)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $ 8,088,295      $ 9,362,947    $ 4,804,272     $ 4,382,150
----------------------------------------------------------------------------------------------------
Distributions to common
   shareholders --
   From net investment income        $(2,292,692)     $(2,739,112)   $(1,393,658)    $(1,242,089)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                      $(2,292,692)     $(2,739,112)   $(1,393,658)    $(1,242,089)
----------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions
      to common shareholders         $   272,144      $        --    $   114,697     $    21,947
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS        $   272,144      $        --    $   114,697     $    21,947
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS           $ 6,067,747      $ 6,623,835    $ 3,525,311     $ 3,162,008
----------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
----------------------------------------------------------------------------------------------------
At beginning of period               $63,803,251      $79,588,863    $39,507,345     $38,027,377
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $69,870,998      $86,212,698    $43,032,656     $41,189,385
----------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets applicable to common shares
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                     $   846,437      $   999,277    $   556,809     $   605,258
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     CALIFORNIA TRUST  FLORIDA TRUST  MASSACHUSETTS TRUST  MICHIGAN TRUST
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  7,652,045     $ 4,665,322       $ 2,785,362       $ 2,263,571
   Net realized gain (loss)                  146,938         325,679          (356,291)         (498,076)
   Net change in unrealized
      appreciation (depreciation)            986,040       1,182,245           914,229           269,559
   Distributions to preferred
      shareholders                          (786,832)       (497,248)         (277,880)         (235,098)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,998,191     $ 5,675,998       $ 3,065,420       $ 1,799,956
----------------------------------------------------------------------------------------------------------
Distributions to common shareholders
   --
   From net investment income           $ (6,684,158)    $(4,032,486)      $(2,449,469)      $(1,988,080)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                         $ (6,684,158)    $(4,032,486)      $(2,449,469)      $(1,988,080)
----------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      common shareholders               $    725,158     $    12,879       $   544,544       $    39,961
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $    725,158     $    12,879       $   544,544       $    39,961
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $  2,039,191     $ 1,656,391       $ 1,160,495       $  (148,163)
----------------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
----------------------------------------------------------------------------------------------------------
At beginning of year                    $102,663,876     $60,645,852       $36,634,042       $30,212,535
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $104,703,067     $62,302,243       $37,794,537       $30,064,372
----------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets applicable to common shares
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $  1,171,261     $   797,521       $   465,203       $   351,524
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2002

INCREASE (DECREASE) IN NET ASSETS     NEW JERSEY TRUST  NEW YORK TRUST  OHIO TRUST   PENNSYLVANIA TRUST
-------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $ 4,950,137      $ 5,943,478    $ 3,081,803     $ 2,823,050
   Net realized gain (loss)                 148,253          705,674        211,803         (43,963)
   Net change in unrealized
      appreciation (depreciation)           590,372        2,288,681       (120,211)        129,353
   Distributions to preferred
      shareholders                         (473,418)        (548,692)      (304,430)       (296,919)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 5,215,344      $ 8,389,141    $ 2,868,965     $ 2,611,521
-------------------------------------------------------------------------------------------------------
Distributions to common shareholders
   --
   From net investment income           $(4,398,246)     $(5,246,581)   $(2,655,587)    $(2,364,612)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                         $(4,398,246)     $(5,246,581)   $(2,655,587)    $(2,364,612)
-------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to
      common shareholders               $   749,009      $   788,135    $   222,185     $    57,015
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $   749,009      $   788,135    $   222,185     $    57,015
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $ 1,566,107      $ 3,930,695    $   435,563     $   303,924
-------------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
-------------------------------------------------------------------------------------------------------
At beginning of year                    $62,237,144      $75,658,168    $39,071,782     $37,723,453
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $63,803,251      $79,588,863    $39,507,345     $38,027,377
-------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets applicable to common shares
-------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $   807,095      $   995,775    $   557,879     $   511,028
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                       CALIFORNIA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.590              $14.410            $13.210        $11.630           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.540              $ 1.069            $ 1.035        $ 1.008           $ 0.773
Net realized and unrealized
   gain (loss)                          1.365                0.155              1.120          1.576            (3.322)
Distributions to preferred
   shareholders                        (0.039)              (0.110)            (0.222)        (0.279)           (0.186)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.866              $ 1.114            $ 1.933        $ 2.305           $(2.735)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.476)             $(0.934)           $(0.733)       $(0.725)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.476)             $(0.934)           $(0.733)       $(0.725)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.040)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.085)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.980              $14.590            $14.410        $13.210           $11.630
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.090              $13.660            $14.320        $11.688           $11.438
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         14.25%                1.84%             29.65%          8.79%           (20.70)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                       CALIFORNIA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $114,677             $104,703          $102,664        $94,049           $82,333
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                        1.78%(6)             1.82%             1.83%          1.99%             1.66%(6)
   Net expenses after
      custodian fee
      reduction(5)                        1.78%(6)             1.80%             1.76%          1.92%             1.60%(6)
   Net investment income(5)               7.18%(6)             7.44%             7.32%          8.43%             6.83%(6)
Portfolio Turnover                           3%                  11%               47%            29%              146%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                                    1.85%(6)
   Expenses after custodian
      fee reduction(5)                                                                                            1.79%(6)
   Net investment income(5)                                                                                       6.64%(6)
   Net investment income per
      share                                                                                                    $ 0.752
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                           1.15%(6)             1.16%             1.15%          1.17%             1.06%(6)
   Net expenses after
      custodian fee reduction             1.15%(6)             1.15%             1.11%          1.13%             1.02%(6)
   Net investment income                  4.65%(6)             4.73%             4.62%          4.97%             4.37%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                                       1.18%(6)
   Expenses after custodian
      fee reduction                                                                                               1.14%(6)
   Net investment income                                                                                          4.25%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                        2,360                2,360             2,360          2,360             2,360
   Asset coverage per
      preferred share(7)              $ 73,592             $ 69,366          $ 68,507        $64,862           $59,892
   Involuntary liquidation
      preference per preferred
      share(8)                        $ 25,000             $ 25,000          $ 25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $ 25,000             $ 25,000          $ 25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44% and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        FLORIDA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.730              $14.340            $13.070        $11.770           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.546              $ 1.103            $ 1.056        $ 1.028           $ 0.779
Net realized and unrealized
   gain (loss)                          1.099                0.358              1.162          1.318            (3.180)
Distributions to preferred
   shareholders                        (0.041)              (0.118)            (0.243)        (0.338)           (0.200)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.604              $ 1.343            $ 1.975        $ 2.008           $(2.601)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.494)             $(0.953)           $(0.705)       $(0.708)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.494)             $(0.953)           $(0.705)       $(0.708)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.042)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.085)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.840              $14.730            $14.340        $13.070           $11.770
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.750              $14.400            $13.380        $10.500           $10.438
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         12.99%               15.18%             34.91%          7.20%           (27.62)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        FLORIDA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $67,136              $62,302            $60,646        $55,296           $49,715
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.85%(6)             1.87%              1.90%          1.99%             1.74%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.85%(6)             1.86%              1.82%          1.91%             1.68%(6)
   Net investment income(5)              7.21%(6)             7.61%              7.46%          8.59%             6.89%(6)
Portfolio Turnover                          8%                  14%                24%            20%              101%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                  2.07%             1.88%(6)
   Expenses after custodian
      fee reduction(5)                                                                          1.99%             1.82%(6)
   Net investment income(5)                                                                     8.51%             6.75%(6)
   Net investment income per
      share                                                                                  $ 1.018           $ 0.763
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.19%(6)             1.18%              1.19%          1.16%             1.11%(6)
   Net expenses after
      custodian fee reduction            1.19%(6)             1.18%              1.14%          1.12%             1.07%(6)
   Net investment income                 4.64%(6)             4.82%              4.68%          5.05%             4.39%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                     1.20%             1.20%(6)
   Expenses after custodian
      fee reduction                                                                             1.16%             1.16%(6)
   Net investment income                                                                        5.01%             4.30%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                       1,420                1,420              1,420          1,420             1,420
   Asset coverage per
      preferred share(7)              $72,281              $68,878            $67,695        $63,944           $60,023
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82 %. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                     MASSACHUSETTS TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.350              $14.110            $12.530        $11.470           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.541              $ 1.065            $ 1.044        $ 1.008           $ 0.779
Net realized and unrealized
   gain (loss)                          1.251                0.218              1.486          1.058            (3.479)
Distributions to preferred
   shareholders                        (0.040)              (0.106)            (0.227)        (0.286)           (0.192)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.752              $ 1.177            $ 2.303        $ 1.780           $(2.892)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.482)             $(0.937)           $(0.723)       $(0.720)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.482)             $(0.937)           $(0.723)       $(0.720)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.043)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.085)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.620              $14.350            $14.110        $12.530           $11.470
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $16.100              $15.510            $14.370        $10.813           $11.438
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                          7.20%               15.16%             40.54%          0.69%           (20.68)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                     MASSACHUSETTS TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $41,444              $37,795            $36,634        $32,501           $29,458
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.91%(6)             1.97%              1.97%          2.17%             1.98%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.91%(6)             1.94%              1.88%          2.09%             1.91%(6)
   Net investment income(5)              7.27%(6)             7.55%              7.60%          8.80%             6.93%(6)
Portfolio Turnover                         12%                   7%                13%            32%              111%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                                    2.01%(6)
   Expenses after custodian
      fee reduction(5)                                                                                            1.94%(6)
   Net investment income(5)                                                                                       6.90%(6)
   Net investment income per
      share                                                                                                    $ 0.776
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.23%(6)             1.24%              1.23%          1.26%             1.26%(6)
   Net expenses after
      custodian fee reduction            1.23%(6)             1.22%              1.17%          1.21%             1.21%(6)
   Net investment income                 4.70%(6)             4.77%              4.74%          5.10%             4.41%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                                       1.28%(6)
   Expenses after custodian
      fee reduction                                                                                               1.23%(6)
   Net investment income                                                                                          4.39%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         860                  860                860            860               860
   Asset coverage per
      preferred share(7)              $73,194              $68,951            $67,602        $62,797           $59,256
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77 %. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        MICHIGAN TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.400              $14.490            $13.060        $11.840           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.545              $ 1.085            $ 1.045        $ 0.996           $ 0.771
Net realized and unrealized
   gain (loss)                          1.152               (0.109)             1.317          1.250            (3.111)
Distributions to preferred
   shareholders                        (0.041)              (0.113)            (0.242)        (0.321)           (0.191)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.656              $ 0.863            $ 2.120        $ 1.925           $(2.531)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.486)             $(0.953)           $(0.690)       $(0.705)          $(0.500)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.486)             $(0.953)           $(0.690)       $(0.705)          $(0.500)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.044)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.085)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.570              $14.400            $14.490        $13.060           $11.840
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.910              $13.940            $13.000        $10.438           $10.875
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         17.92%               14.72%             31.69%          2.30%           (24.66)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        MICHIGAN TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $32,581              $30,064            $30,213        $27,233           $24,691
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.97%(6)             2.00%              1.99%          2.18%             1.78%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.97%(6)             1.99%              1.90%          2.09%             1.71%(6)
   Net investment income(5)              7.32%(6)             7.54%              7.36%          8.34%             6.77%(6)
Portfolio Turnover                          4%                  13%                33%            18%               90%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                  2.21%             2.06%(6)
   Expenses after custodian
      fee reduction(5)                                                                          2.12%             1.99%(6)
   Net investment income(5)                                                                     8.31%             6.49%(6)
   Net investment income per
      share                                                                                  $ 0.992           $ 0.738
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.26%(6)             1.27%              1.25%          1.27%             1.14%(6)
   Net expenses after
      custodian fee reduction            1.26%(6)             1.26%              1.19%          1.22%             1.09%(6)
   Net investment income                 4.69%(6)             4.76%              4.63%          4.90%             4.33%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                     1.29%             1.32%(6)
   Expenses after custodian
      fee reduction                                                                             1.24%             1.27%(6)
   Net investment income                                                                        4.88%             4.15%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         700                  700                700            700               700
   Asset coverage per
      preferred share(7)              $71,546              $67,952            $68,163        $63,906           $60,283
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                       NEW JERSEY TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.060              $13.880            $12.680        $11.720           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.553              $ 1.098            $ 1.057        $ 1.012           $ 0.778
Net realized and unrealized
   gain (loss)                          1.262                0.163              1.089          0.977            (3.235)
Distributions to preferred
   shareholders                        (0.041)              (0.105)            (0.234)        (0.324)           (0.195)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.774              $ 1.156            $ 1.912        $ 1.665           $(2.652)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.504)             $(0.976)           $(0.712)       $(0.705)          $(0.500)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.504)             $(0.976)           $(0.712)       $(0.705)          $(0.500)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.042)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.086)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.330              $14.060            $13.880        $12.680           $11.720
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.700              $14.400            $13.340        $10.750           $10.875
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         12.86%               15.70%             31.34%          5.28%           (24.64)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                       NEW JERSEY TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $69,871              $63,803            $62,237        $56,883           $52,490
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.87%(6)             1.89%              1.95%          2.08%             1.67%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.87%(6)             1.88%              1.90%          2.00%             1.61%(6)
   Net investment income(5)              7.59%(6)             7.80%              7.64%          8.64%             6.83%(6)
Portfolio Turnover                         15%                  25%                35%            54%              114%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                                    1.85%(6)
   Expenses after custodian
      fee reduction(5)                                                                                            1.79%(6)
   Net investment income(5)                                                                                       6.65%(6)
   Net investment income per
      share                                                                                                    $ 0.757
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.19%(6)             1.19%              1.21%          1.21%             1.07%(6)
   Net expenses after
      custodian fee reduction            1.19%(6)             1.18%              1.18%          1.16%             1.03%(6)
   Net investment income                 4.83%(6)             4.88%              4.74%          5.01%             4.35%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                                       1.18%(6)
   Expenses after custodian
      fee reduction                                                                                               1.14%(6)
   Net investment income                                                                                          4.24%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                       1,520                1,520              1,520          1,520             1,520
   Asset coverage per
      preferred share(7)              $70,968              $66,976            $65,951        $62,434           $59,538
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distibutions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by substracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        NEW YORK TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.860              $14.280            $13.020        $11.800           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.551              $ 1.114            $ 1.057        $ 1.002           $ 0.781
Net realized and unrealized
   gain (loss)                          1.240                0.553              1.150          1.239            (3.153)
Distributions to preferred
   shareholders                        (0.039)              (0.103)            (0.220)        (0.301)           (0.191)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.752              $ 1.564            $ 1.987        $ 1.940           $(2.563)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.512)             $(0.984)           $(0.727)       $(0.720)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.512)             $(0.984)           $(0.727)       $(0.720)          $(0.510)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.041)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.086)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $16.100              $14.860            $14.280        $13.020           $11.800
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.720              $13.990            $14.050        $10.750           $10.813
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         16.35%                6.56%             38.30%          5.90%           (25.00)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                        NEW YORK TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $86,213              $79,589            $75,658        $69,023           $62,327
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.80%(6)             1.86%              1.88%          2.03%             1.65%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.79%(6)             1.86%              1.86%          1.95%             1.59%(6)
   Net investment income(5)              7.21%(6)             7.64%              7.45%          8.33%             6.86%(6)
Portfolio Turnover                         10%                   8%                21%            36%              139%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                                    1.86%(6)
   Expenses after custodian
      fee reduction(5)                                                                                            1.80%(6)
   Net investment income(5)                                                                                       6.65%(6)
   Net investment income per
      share                                                                                                    $ 0.757
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.17%(6)             1.18%              1.19%          1.20%             1.05%(6)
   Net expenses after
      custodian fee reduction            1.16%(6)             1.18%              1.17%          1.15%             1.01%(6)
   Net investment income                 4.68%(6)             4.84%              4.68%          4.91%             4.38%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                                       1.18%(6)
   Expenses after custodian
      fee reduction                                                                                               1.14%(6)
   Net investment income                                                                                          4.25%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                       1,780                1,780              1,780          1,780             1,780
   Asset coverage per
      preferred share(7)              $73,435              $69,714            $67,506        $63,777           $60,026
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                          OHIO TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.150              $14.070            $12.820        $11.910           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.538              $ 1.107            $ 1.068        $ 1.028           $ 0.772
Net realized and unrealized
   gain (loss)                          1.221                0.036              1.134          0.930            (3.035)
Distributions to preferred
   shareholders                        (0.040)              (0.109)            (0.242)        (0.335)           (0.197)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.719              $ 1.034            $ 1.960        $ 1.623           $(2.460)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.499)             $(0.954)           $(0.710)       $(0.713)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.499)             $(0.954)           $(0.710)       $(0.713)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.043)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.085)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.370              $14.150            $14.070        $12.820           $11.910
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $ 16.73              $14.730            $13.620        $11.375           $11.250
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         17.45%               15.59%             26.39%          7.55%           (22.06)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                          OHIO TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $43,033              $39,507            $39,072        $35,613           $33,049
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.93%(6)             1.96%              1.99%          2.08%             1.84%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.90%(6)             1.87%              1.90%          2.01%             1.77%(6)
   Net investment income(5)              7.36%(6)             7.84%              7.69%          8.56%             6.74%(6)
Portfolio Turnover                          6%                   8%                26%            26%              136%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                  2.16%             1.96%(6)
   Expenses after custodian
      fee reduction(5)                                                                          2.09%             1.89%(6)
   Net investment income(5)                                                                     8.48%             6.62%(6)
   Net investment income per
      share                                                                                  $ 1.018           $ 0.758
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.23%(6)             1.23%              1.24%          1.22%             1.17%(6)
   Net expenses after
      custodian fee reduction            1.21%(6)             1.17%              1.18%          1.18%             1.13%(6)
   Net investment income                 4.68%(6)             4.91%              4.78%          5.02%             4.31%(6)
+  The expenses of the Trust may reflect a reduction of the invesment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                     1.26%             1.25%(6)
   Expenses after custodian
      fee reduction                                                                             1.22%             1.21%(6)
   Net investment income                                                                        4.98%             4.23%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         940                  940                940            940               940
   Asset coverage per
      preferred share(7)              $70,782              $67,032            $66,569        $62,895           $60,158
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(9)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                      PENNSYLVANIA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period (Common shares)          $14.260              $14.160            $12.960        $11.840           $15.000
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.546              $ 1.059            $ 1.015        $ 1.013           $ 0.780
Net realized and unrealized
   gain (loss)                          1.134                0.039              1.107          1.147            (3.108)
Distributions to preferred
   shareholders                        (0.045)              (0.111)            (0.244)        (0.332)           (0.201)
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.635              $ 0.987            $ 1.878        $ 1.828           $(2.529)
----------------------------------------------------------------------------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.465)             $(0.887)           $(0.678)       $(0.708)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                       $(0.465)             $(0.887)           $(0.678)       $(0.708)          $(0.502)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                    $    --              $    --            $    --        $    --           $(0.043)
----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                          $    --              $    --            $    --        $    --           $(0.086)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)             $15.430              $14.260            $14.160        $12.960           $11.840
----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                    $15.320              $13.960            $12.750        $10.625           $10.750
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                         13.28%               16.77%             26.88%          5.29%           (25.50)%
----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                      PENNSYLVANIA TRUST
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED NOVEMBER 30,
                                  MAY 31, 2003        ----------------------------------------------------------------------
                                  (UNAUDITED)(1)          2002(1)(2)          2001(1)        2000(1)          1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)             $41,189              $38,027            $37,723        $34,514           $31,543
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                       1.94%(6)             1.95%              1.97%          1.95%             1.77%(6)
   Net expenses after
      custodian fee
      reduction(5)                       1.94%(6)             1.95%              1.94%          1.86%             1.70%(6)
   Net investment income(5)              7.44%(6)             7.48%              7.26%          8.46%             6.85%(6)
Portfolio Turnover                          3%                  20%                34%            19%               79%
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                                                                  2.14%             1.98%(6)
   Expenses after custodian
      fee reduction(5)                                                                          2.05%             1.91%(6)
   Net investment income(5)                                                                     8.27%             6.64%(6)
   Net investment income per
      share                                                                                  $ 0.990           $ 0.756
----------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                          1.23%(6)             1.22%              1.23%          1.14%             1.13%(6)
   Net expenses after
      custodian fee reduction            1.23%(6)             1.22%              1.20%          1.09%             1.08%(6)
   Net investment income                 4.73%(6)             4.68%              4.53%          4.96%             4.37%(6)
+  The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                                                                     1.25%             1.26%(6)
   Expenses after custodian
      fee reduction                                                                             1.20%             1.21%(6)
   Net investment income                                                                        4.85%             4.24%(6)
----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares
      outstanding                         900                  900                900            900               900
   Asset coverage per
      preferred share(7)              $70,770              $67,257            $66,920        $63,357           $60,050
   Involuntary liquidation
      preference per preferred
      share(8)                        $25,000              $25,000            $25,000        $25,000           $25,000
   Approximate market value
      per preferred share(8)          $25,000              $25,000            $25,000        $25,000           $25,000
----------------------------------------------------------------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
 (3) For the period from the start of business, January 29, 1999, to November 30, 1999.
 (4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Trust's total liabilites (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to achieve current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 D Federal Taxes -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2002, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

    TRUST                           AMOUNT      EXPIRES
    ------------------------------------------------------------------
    California                      $6,183,969  November 30, 2007
                                     2,239,451  November 30, 2008
    Florida                          1,763,318  November 30, 2007
                                     1,777,536  November 30, 2008
                                       160,909  November 30, 2009
    Massachusetts                    1,625,192  November 30, 2007
                                     1,739,252  November 30, 2008
                                        39,627  November 30, 2009
                                       343,176  November 30, 2010
    Michigan                         1,193,621  November 30, 2007
                                       624,509  November 30, 2008
                                       165,469  November 30, 2009
                                       467,069  November 30, 2010
    New Jersey                       4,271,329  November 30, 2007
                                     3,178,038  November 30, 2008
                                       262,308  November 30, 2009
    New York                         5,404,082  November 30, 2007
                                     1,920,646  November 30, 2008
                                        70,059  November 30, 2009
    Ohio                             1,909,299  November 30, 2007
                                       643,577  November 30, 2008
                                       850,745  November 30, 2009
    Pennsylvania                     1,594,189  November 30, 2007
                                       807,118  November 30, 2008
                                       844,973  November 30, 2009
                                        43,295  November 30, 2010

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 I Interim Financial Statements -- The interim financial statements relating to
   May 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trusts' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   Auction Preferred Shares issued and outstanding as of May 31, 2003 and dividend rate ranges for the six months ended May 31, 2003 are as indicated below:

                                                 PREFERRED SHARES      DIVIDENDS RATE
    TRUST                                     ISSUED AND OUTSTANDING       RANGES
    ----------------------------------------------------------------------------------
    California                                             2,360       0.60% - 1.25%
    Florida                                                1,420       0.10% - 1.45%
    Massachusetts                                            860       0.60% - 1.50%
    Michigan                                                 700       0.62% - 1.50%
    New Jersey                                             1,520       0.60% - 1.20%
    New York                                               1,780       0.60% - 1.25%
    Ohio                                                     940       0.59% - 1.50%
    Pennsylvania                                             900       0.84% - 1.65%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 Distributions to Shareholders
-------------------------------------------
   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on May 31, 2003 was 0.795%, 1.10%, 1.00%, 0.90%, 1.05%,
   0.65%, 1.10%, and 1.125%, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. For the six months ended May 31, 2003, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                DIVIDENDS PAID TO      AVERAGE APS
    TRUST                                     PREFERRED SHAREHOLDERS  DIVIDEND RATES
    --------------------------------------------------------------------------------
    California                                       $278,821                0.94%
    Florida                                           173,462                0.99%
    Massachusetts                                     104,436                0.98%
    Michigan                                           85,345                0.99%
    New Jersey                                        184,909                0.99%
    New York                                          208,753                0.94%
    Ohio                                              113,181                0.98%
    Pennsylvania                                      120,257                1.07%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method for amortizing premiums.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the six months ended May 31, 2003, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $583,160, $348,116, $212,451, $169,748,
   $364,331, $441,377, $225,121, and $215,444, for California Trust, Florida
   Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the six months ended May 31, 2003, the administrative fee amounted to $166,617, $99,462, $60,700, $48,499, $104,095, $126,108, $64,320, and $61,556, for California Trust,
   Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2003, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of the above organization.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended May 31, 2003 were as follows:

    CALIFORNIA TRUST
    -----------------------------------------------------
    Purchases                                 $ 5,657,181
    Sales                                       7,795,194

    FLORIDA TRUST
    -----------------------------------------------------
    Purchases                                 $ 7,779,258
    Sales                                       8,602,804

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    MASSACHUSETTS TRUST
    -----------------------------------------------------
    Purchases                                 $ 6,932,167
    Sales                                       6,953,772

    MICHIGAN TRUST
    -----------------------------------------------------
    Purchases                                 $ 1,797,626
    Sales                                       1,973,074
    NEW JERSEY TRUST
    -----------------------------------------------------
    Purchases                                 $15,690,850
    Sales                                      15,495,990
    NEW YORK TRUST
    -----------------------------------------------------
    Purchases                                 $12,600,240
    Sales                                      14,290,734

    OHIO TRUST
    -----------------------------------------------------
    Purchases                                 $ 3,796,445
    Sales                                       4,998,931
    PENNSYLVANIA TRUST
    -----------------------------------------------------
    Purchases                                 $ 1,830,664
    Sales                                       1,927,584

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at May 31, 2003, as computed for federal income tax purposes, were as follows:

    CALIFORNIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $154,134,515
    ------------------------------------------------------
    Gross unrealized appreciation             $ 16,999,149
    Gross unrealized depreciation                  (59,172)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 16,939,977
    ------------------------------------------------------
    FLORIDA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 93,771,837
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,373,260
    Gross unrealized depreciation                 (858,456)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  7,514,804
    ------------------------------------------------------

    MASSACHUSETTS TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,134,471
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,037,535
    Gross unrealized depreciation                 (212,340)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,825,195
    ------------------------------------------------------

    MICHIGAN TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 45,298,844
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,770,434
    Gross unrealized depreciation                 (419,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,350,713
    ------------------------------------------------------

    NEW JERSEY TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 94,460,983
    ------------------------------------------------------
    Gross unrealized appreciation             $ 11,607,312
    Gross unrealized depreciation                 (268,943)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,338,369
    ------------------------------------------------------

    NEW YORK TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $114,369,615
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,846,867
    Gross unrealized depreciation               (1,456,192)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 13,390,675
    ------------------------------------------------------

    OHIO TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 60,660,476
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,671,322
    Gross unrealized depreciation                 (961,405)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,709,917
    ------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    PENNSYLVANIA TRUST
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,203,356
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,712,389
    Gross unrealized depreciation               (1,142,746)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,569,643
    ------------------------------------------------------

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                         CALIFORNIA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --                52,243
    --------------------------------------------------------------------------------
    NET INCREASE                                            --                52,243
    --------------------------------------------------------------------------------
                                                          FLORIDA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                          8,327                   926
    --------------------------------------------------------------------------------
    NET INCREASE                                         8,327                   926
    --------------------------------------------------------------------------------
                                                       MASSACHUSETTS TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                         18,212                37,713
    --------------------------------------------------------------------------------
    NET INCREASE                                        18,212                37,713
    --------------------------------------------------------------------------------

                                                          MICHIGAN TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                          4,310                 2,758
    --------------------------------------------------------------------------------
    NET INCREASE                                         4,310                 2,758
    --------------------------------------------------------------------------------

                                                         NEW JERSEY TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                         18,882                53,105
    --------------------------------------------------------------------------------
    NET INCREASE                                        18,882                53,105
    --------------------------------------------------------------------------------

                                                          NEW YORK TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                             --                55,136
    --------------------------------------------------------------------------------
    NET INCREASE                                            --                55,136
    --------------------------------------------------------------------------------

                                                            OHIO TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                          7,763                15,351
    --------------------------------------------------------------------------------
    NET INCREASE                                         7,763                15,351
    --------------------------------------------------------------------------------

                                                        PENNSYLVANIA TRUST
                                              --------------------------------------
                                              SIX MONTHS ENDED
                                              MAY 31, 2003      YEAR ENDED
                                              (UNAUDITED)       NOVEMBER 30, 2002
    --------------------------------------------------------------------------------
    Shares issued pursuant to the Trust's
     dividend reinvestment plan                          1,514                 4,050
    --------------------------------------------------------------------------------
    NET INCREASE                                         1,514                 4,050
    --------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF MAY 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   A summary of obligations under these financial instruments at May 31, 2003 is as follows:

                       EXPIRATION                                                 NET UNREALIZED
    TRUST                 DATE      CONTRACTS                       POSITION       DEPRECIATION
    --------------------------------------------------------------------------------------------
    California        9/03          220 U.S. Treasury Bond          Short           $(229,341)
    --------------------------------------------------------------------------------------------
    Florida           9/03          125 U.S. Treasury Bond          Short           $(130,114)
    --------------------------------------------------------------------------------------------
    Massachusetts     9/03          110 U.S. Treasury Bond          Short           $(119,433)
    --------------------------------------------------------------------------------------------
    Michigan          9/03          72 U.S. Treasury Bond           Short           $ (63,342)
    --------------------------------------------------------------------------------------------
    New Jersey        9/03          160 U.S. Treasury Bond          Short           $(165,625)
    --------------------------------------------------------------------------------------------
    New York          9/03          100 U.S. Treasury Bond          Short           $ (62,925)
    --------------------------------------------------------------------------------------------
    Ohio              9/03          80 U.S. Treasury Bond           Short           $ (50,340)
    --------------------------------------------------------------------------------------------
    Pennsylvania      9/03          65 U.S. Treasury Bond           Short           $ (68,338)
    --------------------------------------------------------------------------------------------

   At May 31, 2003, the Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

9 Annual Meeting of Shareholders
-------------------------------------------
   Each Trust held its Annual Meeting of Shareholders on March 21, 2003. The following action was taken by the shareholders of each Trust:

   ITEM 1: The election of Jessica M. Bibliowicz and Donald R. Dwight as Trustees of the Trust for a three-year term expiring in 2006.

                                               NOMINEE FOR TRUSTEE   NOMINEE FOR TRUSTEE
                                                 ELECTED BY ALL        ELECTED BY ALL
                                                  SHAREHOLDERS          SHAREHOLDERS
    TRUST                                     JESSICA M. BIBLIOWICZ   DONALD R. DWIGHT
    ------------------------------------------------------------------------------------
    California Trust
       For                                             6,952,445            6,968,810
       Withheld                                          101,025               84,660
    Florida Trust
       For                                             3,937,378            3,909,744
       Withheld                                           47,021               74,655
    Massachusetts Trust
       For                                             2,410,839            2,399,673
       Withheld                                           30,963               42,129
    Michigan Trust
       For                                             1,958,288            1,956,788
       Withheld                                           32,788               34,288
    New Jersey Trust
       For                                             4,389,725            4,383,086
       Withheld                                           47,049               53,688
    New York Trust
       For                                             5,090,535            5,064,887
       Withheld                                           77,915              103,563
    Ohio Trust
       For                                             2,266,387            2,250,144
       Withheld                                           18,404               34,647
    Pennsylvania Trust
       For                                             2,602,208            2,580,813
       Withheld                                           11,458               32,853

10 Subsequent Events
-------------------------------------------
   At their June 2003 Board meeting, the Trustees of each Trust appointed two new Trustees, William H. Park and Ronald A. Pearlman, to replace Jack L. Treynor and Donald R. Dwight, respectively, as Trustees of each Trust, such appointments being effective upon Mr. Treynor's and Mr. Dwight's retirement. As of July 1, 2003, both Mr. Treynor and Mr. Dwight had retired from each Trust's Board of Trustees. In addition, as of June 2003, each Trust's Audit Committee membership has changed and now consists of the following independent Trustees: Norton H. Reamer (chairman), Samuel L. Hayes, III, William H. Park, and Lynn A. Stout.

EATON VANCE MUNICIPAL INCOME TRUSTS

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUSTS

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account

                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date

                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date

                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO CONTINUE TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Municipal Income Trusts
                                  c/o PFPC Inc.
                                  P.O. Box 43027
                                  Providence, RI 02940-3027
                                  800-331-1710

--------------------------------------------------------------------------------

EATON VANCE MUNICIPAL INCOME TRUSTS

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of May 31, 2003 our records indicate that there are 69, 47, 62, 39, 68, 63, 56 and 57 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 3,000, 2,000, 1,300, 1,200, 2,300, 2,800, 1,600 and 1,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust                          CEV
Florida Trust                             FEV
Massachusetts Trust                       MMV
Michigan Trust                            EMI
New Jersey Trust                          EVJ
New York Trust                            EVY
Ohio Trust                                EVO
Pennsylvania Trust                        EVP

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPAL INCOME TRUSTS

Officers

Thomas J. Fetter
President and Portfolio Manager
of New York and Ohio Municipal
Income Trusts

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Michigan Municipal Income Trust

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida
and Pennsylvania Municipal Income
Trusts

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
New Jersey Municipal Income
Trusts

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUSTS EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC INC.
P.O. Box 43027
Providence, RI 02940-3027
(800)331-1710

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT


                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be diclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to sercice your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE MUNICIPAL INCOME TRUSTS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

147-7/03                                                              CE-MUNISRC

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O' Connor
      ----------------------
      James L. O'Connor
      Treasurer

Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President

Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MICHIGAN MUNICIPAL INCOME FUND


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003
      -------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003
      -------------

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President

Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16,2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: July 16, 2003
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: July 16, 2003
      -------------


By:   /s/ Thomas J. Fetter
      ---------------------
      Thomas J. Fetter
      President


Date: July 16, 2003
      -------------